AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 98.3%			BioMarin Pharmaceutical, Inc. *	854	$ 67,739
Communication Services - 1.1%			Bluebird Bio, Inc. *,1	1,447	189,890
Cardlytics, Inc.*,1	7,583	$ 215,357	DexCom, Inc.*	2,468	387,155
Consumer Discretionary - 10.3%			Exact Sciences Corp.*,1	2,871	330,481
At Home Group, Inc.*,1	9,836	58,918	Exelixis, Inc. *	9,378	199,470
Boot Barn Holdings, Inc. *	1,190	37,235	Glaukos Corp.*	1,604	131,015
Capri Holdings, Ltd. (United Kingdom)*	4,687	166,810	Global Blood Therapeutics, Inc.*,1	952	52,170
Carvana Co.*,1	58	3,687	Guardant Health, Inc.*,1	1,120	105,269
Century Communities, Inc. *,1	10,339	285,046	Immunomedics, Inc.*,1	12,811	188,962
Cooper-Standard Holdings, Inc. *	1,832	90,647	Incyte Corp.*	648	55,028
Dana, Inc.	22,038	368,255	Inspire Medical Systems, Inc. *	2,407	162,785
Eldorado Resorts, Inc. *,1	6,734	303,838	Insulet Corp. *,1	3,493	429,429
Etsy, Inc.*,1	3,536	236,983	Karyopharm Therapeutics, Inc. *,1	18,097	159,435
Floor & Decor Holdings, Inc., Class A *,1	3,428	134,206	Madrigal Pharmaceuticals, Inc.*	418	36,487
LKQ Corp. *	716	19,282	Masimo Corp.*	150	23,677
Planet Fitness, Inc. , Class A *	611	48,061	Myriad Genetics, Inc. *,1	7,969	232,217
Stoneridge, Inc.*	4,193	136,566	NanoString Technologies, Inc.*	6,924	227,523
Strategic Education, Inc.	158	28,123	Natera, Inc.*	2,467	68,040
Tailored Brands, Inc.	6,052	29,473	Nektar Therapeutics *,1	4,009	114,096
Winnebago Industries, Inc. [1]	198	7,979	Novocure, Ltd. (Jersey) *,1	3,740	311,243
Total Consumer Discretionary		1,955,109	Pacira BioSciences, Inc. *	6,952	305,123
Energy - 1.2%			PTC Therapeutics, Inc. *,1	1,935	93,209
GasLog, Ltd. (Monaco)	1,801	25,646	Sage Therapeutics, Inc. *,1	116	18,599
International Seaways, Inc. *	6,693	113,848	Seattle Genetics, Inc. *	508	38,461
PDC Energy, Inc. *,1	1,379	39,619	TherapeuticsMD, Inc.*	30,831	66,287
SM Energy Co.[1]	2,174	21,675	Total Health Care		4,536,679
Valaris PLC (United Kingdom) [1]	2,328	19,066	Industrials - 13.3%
Total Energy		219,854	American Woodmark Corp.*	1,322	112,172
Financials - 7.8%			Azul, S. A. , ADR (Brazil) *	1,481	60,277
Argo Group International Holdings,			GMS, Inc.*	8,878	199,844
Ltd. (Bermuda)	2,688	183,967	JetBlue Airways Corp. *	28,414	546,401
Green Dot Corp., Class A*	1,418	71,879	Knight-Swift Transportation Holdings, Inc. [1]	7,979	285,967
James River Group Holdings, Ltd. (Bermuda)	4,877	233,267	MasTec, Inc.*,1	6,479	332,502
LPL Financial Holdings, Inc.	4,798	402,408	Meritor, Inc. *	15,500	383,315
Texas Capital Bancshares, Inc. *	6,603	415,527
			TransUnion	2,557	211,694
Tradeweb Markets, Inc., Class A	1,587	75,160	Tutor Perini Corp. *,1	9,999	130,587
Webster Financial Corp.	1,900	96,900	Watsco, Inc.	353	57,405
Total Financials		1,479,108	Wesco Aircraft Holdings, Inc. *	18,345	193,173
Health Care - 24.0%			Total Industrials		2,513,337
ABIOMED, Inc.*	1,131	315,051
			Information Technology - 33.9%
Aerie Pharmaceuticals, Inc. *,1	860	18,636	Alteryx, Inc. , Class A*,1	1,320	155,153
Alnylam Pharmaceuticals, Inc. *	653	50,666	Anaplan, Inc.*	1,355	77,154
Amarin Corp. PLC, ADR (Ireland) *,1	8,528	158,536	Appian Corp.*,1	4,684	184,034

1

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Information Technology - 33.9%			Materials - 2.1%
(continued)			Allegheny Technologies, Inc.*,1	9,457	$ 205,879
Benefitfocus, Inc.*	23,569	$ 588,989
			Carpenter Technology Corp.	2,930	131,879
Coherent, Inc. *	330	45,821	Livent Corp. *	8,586	55,294
Coupa Software, Inc.*,1	750	101,782
			Total Materials		393,052
Cypress Semiconductor Corp.	4,260	97,852	Real Estate - 4.6%
DocuSign, Inc.*,1	1,511	78,149
			Brixmor Property Group, Inc. , REIT	10,087	191,451
Euronet Worldwide, Inc. *	2,091	326,008
			Corporate Office Properties Trust, REIT	7,799	217,748
Five9, Inc. *,1	2,145	105,899
			Essential Properties Realty Trust, Inc. , REIT	648	13,686
Guidewire Software, Inc. *,1	2,241	228,761
			SITE Centers Corp., REIT	13,870	197,647
HubSpot, Inc. *	217	38,782	Spirit Realty Capital, Inc. , REIT [1]	3,793	167,347
KBR, Inc.	13,825	364,703	STAG Industrial, Inc. , REIT	2,637	78,372
MACOM Technology Solutions Holdings, Inc. *	4,009	78,657	Total Real Estate		866,251
Medallia, Inc. *	3,207	127,799	Total Common Stocks
Mimecast, Ltd.*	4,679	222,720	(Cost $15,802,026)		18,594,564
MKS Instruments, Inc.	2,245	191,117		Principal
Model N, Inc.*	9,011	196,980		Amount
MongoDB, Inc.*,1	272	38,956	Short-Term Investments - 6.4%
			Joint Repurchase Agreements - 5.2%[2]
Monolithic Power Systems, Inc.	1,285	190,386
Okta, Inc. *	494	64,630	Citigroup Global Markets, Inc. , dated 07/31/19,
			due 08/01/19, 2.550% total to be received
Paylocity Holding Corp. *	1,872	191,112	$981,370 (collateralized by various
Perficient, Inc.*	6,178	211,102	U. S. Government Agency Obligations and
RealPage, Inc.*,1	4,860	303,653	U. S. Treasuries, 2.000% - 5.000%, 02/15/23 -
			07/01/49, totaling $1,000,926)	$ 981,300	981,300
Rogers Corp.*	337	53,468
Science Applications International Corp. [1]	1,564	133,519		Shares
Semtech Corp. *	944	49,909	Other Investment Companies - 1.2%
ShotSpotter, Inc. *,1	547	20,562	Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.22%[3]	78,024	78,024
SolarEdge Technologies Inc. (Israel) *,1	3,160	206,127
			Dreyfus Institutional Preferred Government
SYNNEX Corp.	1,746	172,051	Money Market Fund, Institutional Shares,
			2.29% [3]	78,024	78,024
Teradyne, Inc.	4,320	240,754
The Trade Desk, Inc. , Class A *,1	159	41,866	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [3]	80,389	80,389
Ultra Clean Holdings, Inc. *,1	29,221	426,334
			Total Other Investment Companies		236,437
WEX, Inc.*	1,568	341,934
			Total Short-Term Investments
Wix.com, Ltd. (Israel) *	453	67,280	(Cost $1,217,737)		1,217,737
Zendesk, Inc. *	1,155	96,512	Total Investments - 104.7%
Zscaler, Inc. *,1	2,232	188,091	(Cost $17,019,763)		19,812,301
Zuora, Inc., Class A *,1	11,140	167,211	Other Assets, less Liabilities - (4.7)%		(898,269)
Total Information Technology		6,415,817	Net Assets - 100.0%		$ 18,914,032

* Non-income producing security.			[2] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $5,349,749 or 28.3% of net assets, were out on			repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
Obligations. See Notes to Schedules of Portfolio of Investments.			sum of the previous seven days' dividends paid, expressed as an annual percentage.
			ADR American Depositary Receipt

2

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

REIT Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$ 18,594,564	—	—	$ 18,594,564
Short-Term Investments
Joint Repurchase Agreements	—	$ 981,300	—	981,300
Other Investment Companies	236,437	—	—	236,437
Total Investments in Securities	$ 18,831,001	$ 981,300	—	$ 19,812,301

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

3

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 95.4%			Celsius Holdings, Inc.*	47,361	$ 236,331
Communication Services - 3.7%			Craft Brew Alliance, Inc.*	43,555	684,249
Bandwidth, Inc. , Class A *,1	5,842	$ 435,229	John B Sanfilippo & Son, Inc.	13,140	1,141,997
Entravision Communications Corp., Class A	109,486	356,925	Lifevantage Corp. *	44,178	512,465
Glu Mobile, Inc. *,1	108,570	809,932	Limoneira Co.	62,020	1,227,376
Gray Television, Inc. *	105,240	1,868,010	Natural Grocers by Vitamin Cottage, Inc. *	31,860	292,156
QuinStreet, Inc. *,1	76,845	1,251,805	RiceBran Technologies*	129,544	365,314
Salem Media Group, Inc.	42,361	88,111	SunOpta, Inc. (Canada)*	152,555	434,782
TechTarget, Inc.*	71,353	1,642,546	Veru, Inc.*	92,053	208,040
Total Communication Services		6,452,558	Total Consumer Staples		5,920,957
Consumer Discretionary - 9.8%			Energy - 4.0%
Vera Bradley Inc. *	44,181	519,127	Aspen Aerogels, Inc.*	194,111	1,281,133
Barnes & Noble Education, Inc. *	30,527	106,844	Callon Petroleum Co. *,1	108,450	533,574
Build-A-Bear Workshop, Inc. *	69,122	295,151	Dawson Geophysical Co.*	222,911	530,528
Century Casinos, Inc. *	42,175	416,267	DMC Global, Inc.	12,791	668,202
The Container Store Group, Inc. *	25,134	153,569	Era Group, Inc.*,1	76,442	788,881
Culp, Inc.	19,620	352,571	Evolution Petroleum Corp.	46,302	282,442
Delta Apparel, Inc. *	61,641	1,173,645	Exterran Corp. *	25,794	352,088
Destination XL Group, Inc. *	176,806	311,179	Matrix Service Co. *	16,775	308,157
Grand Canyon Education, Inc. *	18,390	2,000,280	North American Construction Group,
Hamilton Beach Brands Holding Co., Class A	35,568	583,671	Ltd. (Canada)	59,291	741,138
			Par Pacific Holdings Inc. *	14,350	330,911
Haverty Furniture Cos., Inc.	24,525	444,148
			Precision Drilling Corp. (Canada) *	389,067	665,305
Johnson Outdoors, Inc., Class A	4,881	331,859
			Profire Energy, Inc.*	188,488	275,192
Lakeland Industries, Inc. *	22,410	240,459
			Ring Energy, Inc.*	43,476	106,516
Malibu Boats, Inc. , Class A *	47,483	1,430,663
Marine Products Corp.	21,989	353,143	TransGlobe Energy Corp. (Canada)	116,720	180,916
MasterCraft Boat Holdings, Inc. *	11,590	192,394	Total Energy		7,044,983
Monarch Casino & Resort, Inc. *	12,630	594,494	Financials - 20.5%
Points International, Ltd. (Canada) *	45,102	538,969	American National Bankshares, Inc.	9,862	364,795
			AMERISAFE, Inc.	25,710	1,672,693
Rocky Brands, Inc.	12,907	406,829
			Arrow Financial Corp.	15,732	523,246
Ruth's Hospitality Group, Inc.	34,303	763,928
			The Bancorp, Inc.*	20,770	201,054
Shiloh Industries, Inc. *	72,971	367,774
Shoe Carnival, Inc. [1]	18,662	473,642	BankFinancial Corp.	21,727	291,359
Stoneridge, Inc.*	45,379	1,477,994	Capital City Bank Group, Inc.	7,816	201,809
			Civista Bancshares, Inc.	15,943	353,456
Superior Group of Cos., Inc.	8,680	147,734
Tandy Leather Factory, Inc.*	22,590	131,474	CNB Financial Corp.	6,772	191,106
			Compass Diversified Holdings, MLP	156,448	3,003,802
Tilly's, Inc. , Class A	19,290	157,985
			Cowen, Inc. , Class A *,1	38,767	680,749
Tower International, Inc.	31,628	974,142
			eHealth, Inc.*,1	16,901	1,753,479
Universal Electronics, Inc. *	32,670	1,398,929
ZAGG, Inc.*,1	131,918	874,616	Ellington Financial, Inc.	31,774	555,410
Total Consumer Discretionary		17,213,480	Farmers National Banc Corp.	12,109	176,912
Consumer Staples - 3.4%			FedNat Holding Co.	22,412	279,926
Calavo Growers, Inc. [1]	9,252	818,247	Fidus Investment Corp.	20,057	325,124

4

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Financials - 20.5% (continued)			Champions Oncology, Inc.*	17,649	$ 114,189
Financial Institutions, Inc.	25,294	$ 778,802	Computer Programs & Systems, Inc.	18,351	473,639
First Bancorp	29,180	1,077,909	CRH Medical Corp. (Canada)*	51,839	140,484
First Business Financial Services, Inc.	7,605	181,227	CryoLife, Inc. *	13,891	400,339
First Community Bancshares, Inc.	19,806	654,984	CryoPort, Inc. *,1	26,162	535,536
First Defiance Financial Corp.	30,087	864,099	Fluidigm Corp. *	55,166	648,201
First Financial Corp.	16,234	704,718	Harrow Health, Inc. *,1	76,111	589,860
Flushing Financial Corp.	29,363	597,831	Inspire Medical Systems, Inc. *	19,583	1,324,398
German American Bancorp, Inc.	33,035	1,042,254	The Joint Corp*,1	94,967	1,754,990
Goosehead Insurance, Inc., Class A [1]	42,097	1,894,786	LeMaitre Vascular, Inc.	12,064	399,198
Hallmark Financial Services, Inc. *	15,169	235,119	OrthoPediatrics Corp. *	37,696	1,331,046
HCI Group, Inc.	12,342	494,791	Personalis, Inc. *	29,716	532,214
Heritage Financial Corp.	27,937	796,763	Pro-Dex, Inc.*	10,347	147,134
Heritage Insurance Holdings, Inc.	38,889	522,668	Quanterix Corp. *	22,180	687,136
Independent Bank Corp.	23,576	512,542	Recro Pharma, Inc.*	70,069	672,662
Kinsale Capital Group, Inc.	20,868	1,875,198	RTI Surgical, Inc. *	159,992	681,566
Macatawa Bank Corp.	16,355	168,129	SeaSpine Holdings Corp.*	36,826	468,058
Marlin Business Services Corp.	15,852	367,925	Semler Scientific, Inc. *	8,339	434,212
Mercantile Bank Corp.	50,330	1,691,088	SI-BONE, Inc.*	96,533	1,735,663
Metropolitan Bank Holding Corp. *	7,980	334,921	Simulations Plus, Inc.	23,303	904,622
MidWestOne Financial Group, Inc.	12,341	383,435	Surmodics, Inc.*	12,240	510,408
Northeast Bank	32,948	723,209	Tactile Systems Technology, Inc. *,1	32,247	1,861,942
Northrim BanCorp, Inc.	37,518	1,462,076	TransMedics Group, Inc. *	16,727	396,932
OFS Capital Corp.	31,195	344,081	US Physical Therapy, Inc.	2,600	335,608
Old Second Bancorp, Inc.	49,426	649,458	Utah Medical Products, Inc.	7,918	720,459
Pacific Premier Bancorp, Inc.	44,177	1,397,319	Veracyte, Inc.*	70,067	1,987,801
Palomar Holdings, Inc. *	44,821	1,284,122	Vericel Corp. *,1	97,769	1,869,343
Preferred Bank	25,150	1,362,878	ViewRay, Inc. *,1	99,573	892,174
Regional Management Corp.*	31,011	748,295	Zymeworks, Inc. (Canada) *,1	26,108	596,568
Riverview Bancorp, Inc.	21,243	180,566	Zynex, Inc.[1]	113,585	945,027
Southern Missouri Bancorp, Inc.	10,953	381,712	Total Health Care		29,320,837
Territorial Bancorp, Inc.	6,163	177,186	Industrials - 17.4%
United Community Financial Corp.	54,751	557,365	ACCO Brands Corp.	206,773	2,022,240
Unity Bancorp, Inc.	9,043	187,281	Air Transport Services Group, Inc. *	11,710	272,960
Waterstone Financial, Inc.	38,866	656,835	Allied Motion Technologies, Inc.	21,005	832,638
Total Financials		35,866,492	Armstrong Flooring, Inc. *	35,382	295,794
Health Care - 16.8%			Barrett Business Services, Inc.	10,440	913,500
Accelerate Diagnostics, Inc. *,1	14,186	264,994	Blue Bird Corp. *,1	10,220	211,758
Accuray, Inc. *	121,890	504,625	Broadwind Energy, Inc.*	55,310	108,961
Addus HomeCare Corp. *	8,123	654,633	Casella Waste Systems, Inc., Class A *	18,457	804,725
Alphatec Holdings, Inc. *,1	336,785	1,582,890	CBIZ, Inc.*	28,890	675,159
BioSpecifics Technologies Corp. *	13,779	800,560	Columbus McKinnon Corp.	74,750	2,873,390
CareDx, Inc. *	43,385	1,421,726	Covenant Transportation Group, Inc. , Class A*	20,669	348,273

5

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Industrials - 17.4% (continued)			Mitek Systems, Inc.*	95,150	$ 955,306
CPI Aerostructures, Inc. *	22,278	$ 174,882	Model N, Inc.*	59,315	1,296,626
CRA International, Inc.	18,455	801,316	Napco Security Technologies, Inc. *,1	15,207	440,243
Ducommun, Inc.*	59,892	2,524,448	Novanta, Inc.*	24,720	2,078,705
Ennis, Inc.	42,861	871,364	Paysign, Inc.*,1	53,959	761,361
Graham Corp.	35,551	769,679	PC Connection, Inc.	29,271	957,454
The Greenbrier Cos., Inc.	33,287	962,327	PCM, Inc.*	7,030	244,855
Heidrick & Struggles International, Inc.	15,046	446,866	PC-Tel, Inc.	28,765	132,894
Heritage-Crystal Clean, Inc. *	20,647	579,148	Sapiens International Corp. NV (Israel)	69,651	1,120,685
Insteel Industries, Inc. [1]	20,780	405,418	TESSCO Technologies, Inc.	27,063	398,367
Kornit Digital, Ltd. (Israel) *	45,298	1,413,298	TransAct Technologies, Inc.	15,853	189,602
LB Foster Co., Class A *	6,801	164,380	Tufin Software Technologies, Ltd. (Israel)*	37,450	817,533
Manitex International, Inc. *	80,880	525,720	Tyler Technologies, Inc. *	4,200	980,070
Marten Transport, Ltd.	19,663	394,637	Unisys Corp.*,1	25,740	318,919
Mistras Group, Inc. *	22,163	335,991	Vishay Precision Group, Inc. *	49,530	2,017,852
NN, Inc.	42,320	347,447	Zix Corp.*	67,963	619,143
Northwest Pipe Co.*	6,501	151,863	Total Information Technology		20,304,605
NV5 Global, Inc. *,1	21,020	1,670,459	Materials - 4.2%
Patrick Industries, Inc. *,1	60,357	2,768,576	FutureFuel Corp.	35,620	414,973
PGT Innovations, Inc. *	30,490	491,499	Haynes International, Inc.	5,208	154,990
Radiant Logistics, Inc. *	121,421	666,601	Koppers Holdings, Inc.*	28,915	789,379
Spartan Motors, Inc.	47,488	570,806	Myers Industries, Inc.	34,845	563,444
Sterling Construction Co., Inc. *	33,633	421,085	OMNOVA Solutions, Inc.*	211,000	2,099,450
Titan Machinery, Inc. *	25,693	532,873	UFP Technologies, Inc.*	29,174	1,270,819
Transcat, Inc.*	15,967	380,334	Universal Stainless & Alloy Products, Inc. *,1	124,653	2,016,886
Universal Logistics Holdings, Inc.	23,968	471,930	Total Materials		7,309,941
Vectrus, Inc.*	22,077	892,794	Real Estate - 3.3%
Willdan Group, Inc. *,1	41,060	1,436,279	Braemar Hotels & Resorts, Inc. , REIT	85,018	775,364
Total Industrials		30,531,418	Cedar Realty Trust, Inc. , REIT	123,788	344,131
Information Technology - 11.6%			Clipper Realty, Inc. , REIT	15,962	184,361
Airgain, Inc. *	35,319	458,441	Community Healthcare Trust, Inc. , REIT [1]	32,060	1,317,345
American Software, Inc. , Class A	30,407	405,021	Consolidated-Tomoka Land Co.	11,348	711,747
AstroNova, Inc.	12,546	303,362	Global Medical REIT, Inc.	34,420	355,559
AXT, Inc.*,1	88,440	377,639	NexPoint Residential Trust, Inc. , REIT	12,724	549,168
Bel Fuse, Inc., Class B	29,075	479,447	Plymouth Industrial REIT, Inc.	20,953	389,307
Comtech Telecommunications Corp.	17,177	511,188	Sotherly Hotels, Inc. , REIT	25,865	183,641
CyberOptics Corp. *	8,565	115,199	UMH Properties, Inc. , REIT	68,390	899,328
DSP Group, Inc.*	27,210	438,625	Total Real Estate		5,709,951
Everi Holdings, Inc. *,1	49,397	593,258	Utilities - 0.7%
			Atlantic Power Corp.*	69,833	166,901
The Hackett Group, Inc.	43,595	715,830
Information Services Group, Inc. *	83,171	226,225
International Money Express, Inc. *	135,637	1,877,216
inTEST Corp. *	104,534	473,539

6

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

					Principal
	Shares	Value			Amount	Value

Utilities - 0.7% (continued)			RBC Dominion Securities, Inc. , dated 07/31/19,
Unitil Corp.	19,420	$ 1,137,430		due 08/01/19, 2.540% total to be received
				$1,675,005 (collateralized by various
Total Utilities		1,304,331		U. S. Government Agency Obligations, 3.000% -
Total Common Stocks				7.000%, 02/01/37 - 05/20/49, totaling
(Cost $128,220,784)		166,979,553		$1,708,385)	$ 1,674,887	$ 1,674,887
Exchange Traded Funds - 0.2%				Total Joint Repurchase Agreements		7,051,730
SPDR S&P Regional Banking ETF[1]
					Shares
(Cost $344,176)	6,550	361,167
			Other Investment Companies - 4.9%
	Principal		Dreyfus Government Cash Management Fund,
	Amount			Institutional Shares, 2.22%[3]	8,377,577	8,377,577
Short-Term Investments - 8.9%			Dreyfus Institutional Preferred Government
Joint Repurchase Agreements - 4.0%[2]				Money Market Fund, Institutional Shares,
				2.29% [3]	100,577	100,577
Cantor Fitzgerald Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.570% total to be received			JPMorgan U.S. Government Money Market Fund,
$1,675,007 (collateralized by various				IM Shares, 2.27% [3]	103,624	103,624
U. S. Government Agency Obligations and			Total Other Investment Companies			8,581,778
U. S. Treasuries, 0.000% - 10.000%, 09/01/19 -
05/20/69, totaling $1,708,385)	$ 1,674,887	1,674,887	Total Short-Term Investments
			(Cost $15,633,508)			15,633,508
Daiwa Capital Markets America, dated 07/31/19,
due 08/01/19, 2.550% total to be received			Total Investments - 104.5%
$1,675,006 (collateralized by various			(Cost $144,198,468)			182,974,228
U. S. Government Agency Obligations and			Other Assets, less Liabilities - (4.5)%			(7,960,191)
U. S. Treasuries, 0.000% - 6.500%, 09/01/19 -			Net Assets - 100.0%			$ 175,014,037
08/01/49, totaling $1,708,385)	1,674,887	1,674,887
HSBC Securities USA, Inc., dated 07/31/19, due
08/01/19, 2.530% total to be received $352,207
(collateralized by various U. S. Treasuries,
0.000% - 3.750%, 07/31/21 - 11/15/45, totaling
$359,226)	352,182	352,182
Morgan, Stanley & Co. LLC, dated 07/31/19, due
08/01/19, 2.570% total to be received
$1,675,007 (collateralized by various
U. S. Government Agency Obligations, 3.000% -
4.500%, 11/01/21 - 07/20/49, totaling
$1,708,385)	1,674,887	1,674,887

* Non-income producing security.			ETF	Exchange Traded Fund
[1] Some of these securities, amounting to $24,025,017 or 13.7% of net assets, were out on			MLP	Master Limited Partnership
loan to various borrowers and are collateralized by cash and various U. S. Treasury			REIT	Real Estate Investment Trust
Obligations. See Notes to Schedules of Portfolio of Investments.			S&P	Standard & Poor's
[2] Cash collateral received for securities lending activity was invested in these joint
			SPDR Standard & Poor's Depositary Receipt
repurchase agreements.
[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

7

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$ 166,979,553	—	—	$ 166,979,553
Exchange Traded Funds	361,167	—	—	361,167
Short-Term Investments
Joint Repurchase Agreements	—	$ 7,051,730	—	7,051,730
Other Investment Companies	8,581,778	—	—	8,581,778
Total Investments in Securities	$ 175,922,498	$ 7,051,730	—	$ 182,974,228

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

8

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

9

Notes to Schedules of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at July 31, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG Frontier Small Cap Growth Fund	$ 5,349,749	$ 981,300	$ 4,760,339	$ 5,741,639
AMG Managers Emerging Opportunities Fund	24,025,017	7,051,730	17,662,330	24,714,060

The following table summarizes the securities received as collateral for securities lending at July 31, 2019:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG Frontier Small Cap Growth Fund	U.S. Treasury Obligations	0.000%-8.750%	08/15/19-05/15/49
AMG Managers Emerging Opportunities Fund	U.S. Treasury Obligations	0.000%-8.750%	08/20/19-05/15/49

10

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 99.3%			LHC Group, Inc.*	3,167	$ 400,879
Consumer Discretionary - 13.3%			Medidata Solutions, Inc. *	6,102	557,540
Churchill Downs, Inc.[1]	4,033	$ 482,548	Portola Pharmaceuticals, Inc. *,1	9,378	250,205
Chuy's Holdings, Inc. *	10,912	258,069	Retrophin, Inc.*,1	10,761	212,960
Five Below, Inc. *	4,988	585,890	Syneos Health, Inc.*,1	10,629	543,036
Fox Factory Holding Corp. *,1	8,351	668,748	Vericel Corp. *,1	23,646	452,112
Grand Canyon Education, Inc. *	7,701	837,638	Wright Medical Group, NV (Netherlands) *	12,583	363,145
Lithia Motors, Inc. , Class A	2,319	305,830	Zogenix, Inc.*,1	7,510	361,757
Ollie's Bargain Outlet Holdings, Inc. *,1	3,819	323,431	Total Health Care		8,895,075
Oxford Industries, Inc. [1]	4,030	294,956	Industrials - 18.6%
Pool Corp. [1]	1,825	345,600	AAR Corp.	10,852	454,265
Total Consumer Discretionary		4,102,710	Dycom Industries, Inc. *	2,706	149,263
Consumer Staples - 1.8%			Exponent, Inc.	10,991	756,181
Performance Food Group Co.*	8,014	351,414	Forrester Research, Inc.	8,116	384,130
PriceSmart, Inc.	3,221	196,481	Helios Technologies, Inc.	4,501	211,367
Total Consumer Staples		547,895	JELD-WEN Holding, Inc. *	6,463	141,605
Energy - 1.0%			John Bean Technologies Corp.	3,852	457,078
Matador Resources Co.*,1	17,336	305,634	Knight-Swift Transportation Holdings, Inc. [1]	6,487	232,494
Financials - 7.4%			RBC Bearings, Inc.*	3,551	577,712
Ameris Bancorp[1]	11,440	454,969	Ritchie Bros. Auctioneers, Inc. (Canada)	13,548	488,947
Atlantic Union Bankshares Corp.	8,397	319,338	SiteOne Landscape Supply, Inc.*,1	9,334	689,503
Encore Capital Group, Inc. *,1	7,505	270,030	Spartan Motors, Inc.	27,855	334,817
Heritage Insurance Holdings, Inc.	9,429	126,726	Thermon Group Holdings, Inc.*	11,843	300,102
Houlihan Lokey, Inc.	8,720	401,120	Woodward, Inc.	4,858	544,290
Pinnacle Financial Partners, Inc.	7,829	475,533	Total Industrials		5,721,754
Stifel Financial Corp.	4,147	248,032	Information Technology - 21.9%
Total Financials		2,295,748	Bottomline Technologies, Inc.*	5,195	218,657
Health Care - 28.9%			Cabot Microelectronics Corp.	2,755	335,146
Acadia Healthcare Co., Inc. *,1	5,228	166,982	Entegris, Inc.	8,963	389,980
Aimmune Therapeutics, Inc. *,1	14,661	282,224	EPAM Systems, Inc.*	3,158	611,989
Amicus Therapeutics, Inc. *,1	32,243	399,813	ExlService Holdings, Inc. *	4,113	282,933
AtriCure, Inc. *	13,965	447,997	HubSpot, Inc. *	3,858	689,502
Biohaven Pharmaceutical Holding Co., Ltd. *	7,709	331,795	MACOM Technology Solutions Holdings, Inc.*	8,741	171,498
Bruker Corp.	6,890	329,687	Mimecast, Ltd.*	13,741	654,072
Cardiovascular Systems, Inc. *	14,329	656,698	Paylocity Holding Corp. *	7,778	794,056
Catalent, Inc.*	12,922	729,964	Power Integrations, Inc.	3,402	309,820
Dova Pharmaceuticals, Inc. *,1	17,223	275,396	Rapid7, Inc.*,1	13,680	829,692
Global Blood Therapeutics, Inc. *,1	7,690	421,412	Rogers Corp. *	3,183	505,015
Globus Medical, Inc. , Class A *	11,340	516,877	Silicon Laboratories, Inc. *	4,613	517,625
GW Pharmaceuticals PLC,			Virtusa Corp. *	10,195	455,513
ADR (United Kingdom)*,1	1,946	315,836
			Total Information Technology		6,765,498
HMS Holdings Corp. *	9,286	324,081
			Materials - 3.5%
ICU Medical, Inc. *	2,180	554,679
			Balchem Corp.	5,624	577,247

1

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value			Shares		Value
Materials - 3.5% (continued)				Other Investment Companies - 1.4%
PolyOne Corp.	15,408	$ 504,920		Dreyfus Government Cash Management Fund,
				Institutional Shares, 2.22%[3]		141,587	$ 141,587
Total Materials		1,082,167
Real Estate - 2.9%				Dreyfus Institutional Preferred Government
QTS Realty Trust, Inc. , Class A, REIT [1]	10,274	475,481		2.29% Money 3 Market Fund, Institutional Shares,		141,587	141,587
STAG Industrial, Inc. , REIT	14,362	426,838		JPMorgan U.S. Government Money Market Fund,
Total Real Estate		902,319		IM Shares, 2.27% [3]		145,878	145,878
Total Common Stocks				Total Other Investment Companies			429,052
(Cost $21,606,466)		30,618,800		Total Short-Term Investments
				(Cost $1,130,949)			1,130,949
	Principal
	Amount			Total Investments - 103.0%
Short-Term Investments - 3.7%				(Cost $22,737,415)			31,749,749
Joint Repurchase Agreements - 2.3%[2]				Other Assets, less Liabilities - (3.0)%			(934,609)
Citigroup Global Markets, Inc., dated 07/31/19,				Net Assets - 100.0%			$ 30,815,140
due 08/01/19, 2.530% total to be received
$701,946 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.750% - 4.818%, 08/15/19 -
09/01/37, totaling $715,935)	$ 701,897	701,897

* Non-income producing security.			[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
[1] Some of these securities, amounting to $6,766,061 or 22.0% of net assets, were out on			sum of the previous seven days' dividends paid, expressed as an annual percentage.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			ADR	American Depositary Receipt
Obligations. See Notes to Schedules of Portfolio of Investments.			REIT	Real Estate Investment Trust
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
				Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †				$ 30,618,800	—	—	$ 30,618,800
Short-Term Investments
Joint Repurchase Agreements				—	$ 701,897	—	701,897
Other Investment Companies				429,052	—	—	429,052
Total Investments in Securities				$ 31,047,852	$ 701,897	—	$ 31,749,749

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

2

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Corporate Bonds and Notes - 42.2%			Fidelity National Information Services, Inc.
Financials - 19.9%			5.000%, 10/15/25	$ 1,951,000	$ 2,198,728
Aircastle, Ltd.			The George Washington University
4.125%, 05/01/24	$ 3,173,000	$ 3,260,618	Series 2018
			4.126%, 09/15/48	3,148,000	3,604,608
American Tower Corp.
3.375%, 10/15/26	1,678,000	1,719,794	Georgia-Pacific LLC
			8.000%, 01/15/24	1,678,000	2,059,683
Bank of America Corp., MTN
3.875%, 08/01/25	3,636,000	3,877,091	HCA, Inc.
			5.000%, 03/15/24	2,496,000	2,710,413
The Bank of New York Mellon Corp., MTN
2.450%, 08/17/26	1,099,000	1,093,532	Kaiser Foundation Hospitals
			3.150%, 05/01/27	2,161,000	2,232,815
Berkshire Hathaway, Inc.
3.125%, 03/15/26	3,226,000	3,342,234	Kinder Morgan, Inc.
			4.300%, 03/01/28	2,017,000	2,157,735
Boston Properties LP
3.400%, 06/21/29	2,145,000	2,206,590	McDonald's Corp., MTN
			3.700%, 01/30/26	2,603,000	2,778,799
Citigroup, Inc.
(3 month LIBOR + 1.023%)			Microsoft Corp.
4.044%, 06/01/24 [1]	3,578,000	3,761,609	3.750%, 02/12/45	2,665,000	2,901,514
Crown Castle International Corp.			Parker-Hannifin Corp.
4.000%, 03/01/27	2,071,000	2,199,599	3.250%, 06/14/29	2,139,000	2,194,553
The Goldman Sachs Group, Inc.			RELX Capital, Inc.
3.500%, 11/16/26	3,241,000	3,333,170	4.000%, 03/18/29	2,107,000	2,253,548
Host Hotels & Resorts, LP			Rockwell Automation, Inc.
Series C			3.500%, 03/01/29	2,077,000	2,216,362
4.750%, 03/01/23	2,504,000	2,650,267	Verizon Communications, Inc.
JPMorgan Chase & Co.			3.875%, 02/08/29	4,160,000	4,484,168
2.950%, 10/01/26	2,238,000	2,271,213	Waste Management, Inc.
Morgan Stanley, GMTN			3.450%, 06/15/29	2,107,000	2,219,979
5.500%, 07/28/21	1,972,000	2,086,035	Total Industrials		48,418,746
National Rural Utilities Cooperative			Total Corporate Bonds and Notes
Finance Corp., MTN			(Cost $87,839,670)		91,643,313
3.250%, 11/01/25	2,122,000	2,206,921	Municipal Bonds - 8.2%
Simon Property Group LP			JobsOhio Beverage System
3.300%, 01/15/26	2,107,000	2,186,351	4.532%, 01/01/35	1,940,000	2,282,138
US Bancorp, MTN			Los Angeles Unified School District
2.950%, 07/15/22	4,217,000	4,289,091	School Improvements
Visa, Inc., MTN			5.750%, 07/01/34	3,755,000	4,811,620
3.150%, 12/14/25	2,624,000	2,740,452	Metropolitan Transportation Authority
Total Financials		43,224,567	6.687%, 11/15/40	1,925,000	2,707,744
Industrials - 22.3%			State of California
			7.550%, 04/01/39	2,750,000	4,415,675
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	2,056,000	2,343,766	University of California
			3.349%, 07/01/29	3,320,000	3,565,381
AT&T, Inc.
4.250%, 03/01/27	4,080,000	4,392,040	Total Municipal Bonds
			(Cost $16,805,504)		17,782,558
Automatic Data Processing, Inc.
3.375%, 09/15/25	3,117,000	3,305,217	U. S. Government and Agency Obligations -
			48.0%
CVS Health Corp.
5.125%, 07/20/45	1,999,000	2,170,968	Fannie Mae - 28.4%
Exelon Corp.			FNMA
3.400%, 04/15/26	2,116,000	2,193,850	3.000%, 09/01/46 to 11/01/46	3,162,519	3,207,977
			3.500%, 03/01/30 to 03/01/48	12,324,812	12,813,422

3

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal				Principal
	Amount	Value			Amount		Value
Fannie Mae - 28.4% (continued)			United States Treasury Notes
			2.000%, 11/30/22		$ 11,180,000		$ 11,235,027
FNMA			6.250%, 08/15/23		4,045,000		4,738,259
4.000%, 12/01/33 to 02/01/47	$ 12,525,643	$ 13,304,510
4.500%, 04/01/39 to 06/01/41	19,420,972	20,955,084	Total U. S. Treasury Obligations				27,072,077
5.000%, 02/01/34 to 08/01/40	10,385,902	11,338,042	Total U. S. Government and Agency Obligations
Total Fannie Mae		61,619,035	(Cost $102,939,652)				104,225,032

Freddie Mac - 7.1%					Shares
FHLMC Gold Pool			Short-Term Investments - 1.0%
3.000%, 06/01/43	352,112	359,132
3.500%, 07/01/32 to 05/01/44	2,809,746	2,931,356	Other Investment Companies - 1.0%
4.000%, 05/01/26	174,154	181,095	Dreyfus Government Cash Management Fund,
5.000%, 01/01/40 to 07/01/44	5,028,123	5,516,714	Institutional Shares, 2.22%[3]			729,750	729,750
FHLMC Multifamily Structured Pass			Dreyfus Institutional Preferred Government
Through Certificates			Money Market Fund, Institutional Shares,
Series K071, Class A2			2.29% [3]			729,751	729,751
3.286%, 11/25/27	3,066,000	3,265,524
Series K062, Class A2			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [3]			751,864	751,864
3.413%, 12/25/26	513,000	550,006
Series K063, Class A2			Total Short-Term Investments
3.430%, 01/25/27[2]	2,544,000	2,730,093	(Cost $2,211,365)				2,211,365
Total Freddie Mac		15,533,920	Total Investments - 99.4%
U. S. Treasury Obligations - 12.5%			(Cost $209,796,191)				215,862,268
United States Treasury Bonds			Other Assets, less Liabilities - 0.6%				1,398,532
3.500%, 02/15/39	1,800,000	2,136,726	Net Assets - 100.0%				$ 217,260,800
4.500%, 02/15/36	6,799,000	8,962,065

[1] Variable rate security. The rate shown is based on the latest available information as of			FHLMC	Freddie Mac
July 31, 2019.			FNMA	Fannie Mae
[2] Certain variable rate securities are not based on a published reference rate and			GMTN	Global Medium-Term Notes
spread but are determined by the issuer or agent and are based on current market			LIBOR	London Interbank Offered Rate
conditions. These securities do not indicate a reference rate and spread in their
description above.			MTN	Medium-Term Note
[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:

				Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes †				—	$ 91,643,313	—	$ 91,643,313
Municipal Bonds				—	17,782,558	—	17,782,558
U. S. Government and Agency Obligations †				—	104,225,032	—	104,225,032
Short-Term Investments
Other Investment Companies				$ 2,211,365	—	—	2,211,365
Total Investments in Securities				$ 2,211,365	$ 213,650,903	—	$ 215,862,268

† All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S.
government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

4

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.3%			Wal-Mart de Mexico, SAB de CV (Mexico)	391,460	$ 1,155,153
Communication Services - 9.3%			Wuliangye Yibin Co., Ltd., Class A (China)	75,803	1,316,820
Baidu, Inc., Sponsored ADR (China) *	4,416	$ 493,267	Total Consumer Staples		8,147,170
Bharti Infratel, Ltd. (India)	65,480	233,213	Financials - 25.9%
iQIYI, Inc. , ADR (China) *,1	49,593	921,934	AIA Group, Ltd. (Hong Kong)	388,300	3,974,549
MultiChoice Group, Ltd. (South Africa) *	34,498	323,268	Bank Mandiri Persero Tbk PT (Indonesia)	1,886,450	1,061,306
Tencent Holdings, Ltd. (China)	84,200	3,923,128	China Merchants Bank Co., Ltd., Class H (China)	364,250	1,804,459
Tencent Music Entertainment Group, ADR			Credicorp, Ltd. (Peru)	929	202,513
(China)*	63,559	906,987	Grupo Financiero Banorte, S.A.B de CV (Mexico)	350,370	1,752,787
The Walt Disney Co. (United States)	2,071	296,174	HDFC Bank, Ltd., ADR (India)	36,118	4,152,848
Zee Entertainment Enterprises, Ltd. (India)	426,988	2,235,394	Kotak Mahindra (India)	130,341	2,869,477
Total Communication Services		9,333,365	Noah Holdings, Ltd., ADR (China)*,1	18,484	597,773
Consumer Discretionary - 31.5%			Ping An Insurance Group Co. of China, Ltd.,
Alibaba Group Holding, Ltd., Sponsored ADR			Class H (China)	448,000	5,280,044
(China)*	35,431	6,133,460
			Sberbank of Russia PJSC, Sponsored ADR
Booking Holdings, Inc. (United States) *	516	973,491	(Russia)	282,101	4,187,527
Ctrip.com International, Ltd., ADR (China) *	81,855	3,190,708	Total Financials		25,883,283
Eicher Motors, Ltd. (India)	6,430	1,520,088	Health Care - 5.8%
Hermes International (France)	512	359,642	China Resources Sanjiu Medical &
			Pharmaceutical Co., Ltd., Class A (China) *	654,691	2,775,527
Huazhu Group Ltd., ADR (China) [1]	36,631	1,200,032
			CSPC Pharmaceutical Group, Ltd. (China)	243,000	421,696
Jubilant Foodworks Ltd. (India)	28,400	492,900
			Jiangsu Hengrui Medicine Co., Ltd., Class A
LVMH Moet Hennessy Louis Vuitton SE (France)	3,350	1,383,752	(China)	50,880	490,598
MakeMyTrip, Ltd. (India) *,1	46,879	1,199,634
			Novo Nordisk A/S, Class B (Denmark)	12,379	594,432
Maruti Suzuki India, Ltd. (India)	25,168	1,993,842	Ping An Healthcare and Technology Co., Ltd.
Moncler SpA (Italy)	19,162	786,798	(China)*,1,2	353,100	1,516,778
Naspers, Ltd., N Shares (South Africa)	4,883	1,190,281	Total Health Care		5,799,031
New Oriental Education & Technology Group, Inc. ,			Industrials - 2.9%
Sponsored ADR (China) *	13,608	1,419,450
			Copa Holdings, S. A. , Class A (Panama)	9,661	976,727
NIKE, Inc., Class B (United States)	3,586	308,504	FANUC Corp. (Japan)	8,600	1,528,447
Sands China, Ltd. (Macau)	988,800	4,746,109	Havells India, Ltd. (India)	39,031	364,948
Starbucks Corp. (United States)	3,166	299,789	Total Industrials		2,870,122
Tiffany & Co. (United States) [1]	5,991	562,675	Information Technology - 9.6%
Titan Co., Ltd. (India)	15,600	238,732	Infineon Technologies AG (Germany)	257,695	4,773,082
Yum China Holdings, Inc. (China)	77,124	3,509,142	Mastercard, Inc., Class A (United States)	3,446	938,242
Total Consumer Discretionary		31,509,029	Pagseguro Digital, Ltd., Class A (Brazil) *,1	9,250	402,190
Consumer Staples - 8.2%			QUALCOMM, Inc. (United States)	47,636	3,485,050
The Estee Lauder Cos., Inc. , Class A			Total Information Technology		9,598,564
(United States)	1,660	305,755
			Materials - 3.1%
Kimberly-Clark de Mexico, SAB de CV, Class A
(Mexico)	131,600	273,037	Asian Paints, Ltd. (India)	56,504	1,244,703
Kweichow Moutai Co., Ltd., Class A (China)	8,793	1,233,159	Chr Hansen Holding A/S (Denmark)	12,324	1,076,094
LG Household & Health Care, Ltd. (South Korea)	2,571	2,722,242	Novozymes A/S (Denmark)	16,720	773,220
			Total Materials		3,094,017
Shoprite Holdings, Ltd. (South Africa)	88,730	953,259
			Total Common Stocks
Unilever NV (United Kingdom)	3,239	187,745	(Cost $88,051,413)		96,234,581

5

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value

Short-Term Investments - 4.6%			Dreyfus Institutional Preferred Government
Joint Repurchase Agreements - 1.1%[3]			Money Market Fund, Institutional Shares,
			2.29% [4]	1,172,231	$ 1,172,231
Bank of America Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.540% total to be received			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [4]	1,207,753	1,207,753
$84,068 (collateralized by various
U. S. Treasuries, 0.125% - 3.125%, 07/15/22 -			Total Other Investment Companies		3,552,215
02/15/49, totaling $85,743)	$ 84,062	$ 84,062	Total Short-Term Investments
Citigroup Global Markets, Inc., dated 07/31/19,			(Cost $4,636,277)		4,636,277
due 08/01/19, 2.550% total to be received			Total Investments - 100.9%
$1,000,071 (collateralized by various			(Cost $92,687,690)		100,870,858
U. S. Government Agency Obligations and
U. S. Treasuries, 2.000% - 5.000%, 02/15/23 -			Other Assets, less Liabilities - (0.9)%		(883,525)
07/01/49, totaling $1,020,000)	1,000,000	1,000,000	Net Assets - 100.0%		$ 99,987,333
Total Joint Repurchase Agreements		1,084,062

	Shares
Other Investment Companies - 3.5%
Dreyfus Government Cash Management Fund,
Institutional Shares, 2.22% [4]	1,172,231	1,172,231

* Non-income producing security.			[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $4,366,689 or 4.4% of net assets, were out on			repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			[4] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
Obligations. See Notes to Schedules of Portfolio of Investments.			sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			ADR American Depositary Receipt
security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2019, the value of these securities amounted to $1,516,778 or 1.5% of net assets.

6

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$ 18,796,885	$ 12,712,144	—	$ 31,509,029
Financials	6,705,921	19,177,362	—	25,883,283
Information Technology	4,825,482	4,773,082	—	9,598,564
Communication Services	2,941,630	6,391,735	—	9,333,365
Consumer Staples	1,733,945	6,413,225	—	8,147,170
Health Care	—	5,799,031	—	5,799,031
Materials	—	3,094,017	—	3,094,017
Industrials	976,727	1,893,395	—	2,870,122
Short-Term Investments
Joint Repurchase Agreements	—	1,084,062	—	1,084,062
Other Investment Companies	3,552,215	—	—	3,552,215
Total Investments in Securities	$ 39,532,805	$ 61,338,053	—	$ 100,870,858

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at July 31, 2019:
				Common
				Stock
Balance as of October 31, 2018				$ 244,523
Accrued discounts (premiums)				—
Realized gain (loss)				—
Change in unrealized appreciation/depreciation				—
Purchases				—
Sales				—
Transfers in to Level 3				—
Transfers out of Level 3				(244,523)
Balance as of July 31, 2019				—
				—
Net change in unrealized appreciation/depreciation on investments still held at July 31, 2019				—

7

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

% of Long-Term
Country	Investments
Brazil	0.4
China	38.6
Denmark	2.5
France	1.8
Germany	5.0
Hong Kong	4.1
India	17.2
Indonesia	1.1
Italy	0.8
Japan	1.6
Macau	4.9
Mexico	3.3
Panama	1.0
Peru	0.2
Russia	4.4
South Africa	2.6
South Korea	2.8
United Kingdom	0.2
United States	7.5
100.0

8

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value

Common Stocks - 96.5%			Uni-President Enterprises Corp. (Taiwan)	422,000	$ 1,092,333

Communication Services - 11.1%			Wal-Mart de Mexico, SAB de CV (Mexico)	735,700	2,170,965

Autohome, Inc. , ADR (China) *,1	8,727	$ 741,795	Wuliangye Yibin Co., Ltd., Class A (China)	142,400	2,473,718

Baidu, Inc., Sponsored ADR (China) *	16,820	1,878,794	Total Consumer Staples		17,400,379

iQIYI, Inc. , ADR (China) *,1	77,788	1,446,079	Energy - 2.6%

MultiChoice Group, Ltd. (South Africa) *	178,407	1,671,786	China Petroleum & Chemical Corp., ADR (China)	14,911	956,839

NetEase, Inc. , ADR (China)	5,856	1,351,682	Novatek PJSC, Sponsored GDR (Russia)	11,501	2,399,696

Telekomunikasi Indonesia Persero Tbk PT			Reliance Industries, Ltd. (India)	95,300	1,606,537
(Indonesia)	5,230,947	1,596,389	Total Energy		4,963,072

Tencent Holdings, Ltd. (China)	198,000	9,225,409	Financials - 28.8%

Tencent Music Entertainment Group, ADR			AIA Group, Ltd. (Hong Kong)	320,000	3,275,446
(China)*	73,792	1,053,012
			Banco Bradesco, S. A. , ADR (Brazil)	431,259	3,898,581

Zee Entertainment Enterprises, Ltd. (India)	361,107	1,890,490	Banco de Chile, ADR (Chile)	44,156	1,269,043
Total Communication Services		20,855,436
			Bancolombia, S. A. , Sponsored ADR (Colombia)	43,778	2,183,647
Consumer Discretionary - 19.1%
			Bank Mandiri Persero Tbk PT (Indonesia)	4,119,800	2,317,777
Alibaba Group Holding, Ltd., Sponsored ADR
(China)*	55,091	9,536,803	Bank Rakyat Indonesia Persero Tbk PT
			(Indonesia)	8,217,835	2,604,051
Ctrip.com International, Ltd., ADR (China) *	55,226	2,152,709
			BB Seguridade Participacoes, S. A. (Brazil)	112,035	954,383
Feng TAY Enterprise Co., Ltd. (Taiwan)	395,560	2,630,499
			BDO Unibank, Inc. (Philippines)	640,655	1,842,165
Hanon Systems (South Korea)	146,399	1,439,793
			China Construction Bank Corp., Class H (China)	2,025,000	1,554,655
MakeMyTrip, Ltd. (India) *,1	50,043	1,280,600
			Credicorp, Ltd. (Peru)	13,293	2,897,741
Maruti Suzuki India, Ltd. (India)	12,344	977,908
			Dongbu Insurance Co., Ltd. (South Korea)	22,600	1,071,642

Midea Group Co., Ltd., Class A (China)	155,200	1,222,438	FirstRand, Ltd. (South Africa)[1]	519,464	2,222,692
Mr Price Group, Ltd. (South Africa)	47,620	584,547
			Grupo Financiero Banorte, S.A.B de CV (Mexico)	453,500	2,268,713
Naspers, Ltd., N Shares (South Africa)	24,059	5,864,629
			HDFC Bank, Ltd. (India)	88,200	2,877,046
New Oriental Education & Technology Group, Inc. ,
Sponsored ADR (China) *	19,389	2,022,467	Housing Development Finance Corp., Ltd. (India)	119,233	3,665,723

Sands China, Ltd. (Macau)	573,647	2,753,430	Itau Unibanco Holding, S.A., Sponsored ADR
			(Brazil)	448,876	4,107,215
Shanghai Jinjiang International Hotels
Development Co., Ltd. (China)	186,100	648,169	Kasikornbank PCL (Thailand)	281,400	1,578,150
			Noah Holdings, Ltd., ADR (China)*,1	22,437	725,613
Shenzhou International Group Holdings, Ltd.
(China)	199,200	2,747,509	OTP Bank Plc (Hungary)	56,909	2,370,030

Yum China Holdings, Inc. (China)	48,666	2,214,303	Ping An Insurance Group Co. of China, Ltd.,
			Class H (China)[1]	429,500	5,062,007
Total Consumer Discretionary		36,075,804

Consumer Staples - 9.2%			Sberbank of Russia PJSC, Sponsored ADR
			(Russia)	376,910	5,594,879
Bid Corp., Ltd. (South Africa)	113,580	2,375,770
			Total Financials		54,341,199
BIM Birlesik Magazalar AS (Turkey)	172,180	1,445,683
			Health Care - 4.1%
CP ALL PCL (Thailand)	217,600	610,403
			China Resources Sanjiu Medical &
Dino Polska SA (Poland) *,2	16,463	618,769	Pharmaceutical Co., Ltd., Class A (China) *	506,900	2,148,975

Fomento Economico Mexicano, S.A.B de CV			Fleury, S.A. (Brazil)	337,718	2,055,679
(Mexico)	185,434	1,682,320
			Odontoprev, S.A. (Brazil)	451,706	2,094,985

Inner Mongolia Yili Industrial Group Co., Ltd.,			Osstem Implant Co., Ltd. (South Korea) *	14,932	864,742
Class A (China)	304,200	1,369,251

Kweichow Moutai Co., Ltd., Class A (China)	19,300	2,706,694	Richter Gedeon Nyrt (Hungary)	37,183	654,380
			Total Health Care		7,818,761
LG Household & Health Care, Ltd. (South Korea)	807	854,473

9

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

					Principal
	Shares	Value			Amount	Value

Industrials - 5.5%				Daiwa Capital Markets America, dated 07/31/19,
Adani Ports & Special Economic Zone, Ltd. (India)	286,509	$ 1,566,278		due 08/01/19, 2.550% total to be received
				$1,389,554 (collateralized by various
The Bidvest Group, Ltd. (South Africa)	83,958	1,075,138		U. S. Government Agency Obligations and
Copa Holdings, S.A., Class A (Panama)	18,268	1,846,895		U. S. Treasuries, 0.000% - 6.500%, 09/01/19 -
				08/01/49, totaling $1,417,245)	$ 1,389,456	$ 1,389,456
Doosan Bobcat, Inc. (South Korea)	46,123	1,393,428
				HSBC Securities USA, Inc., dated 07/31/19, due
Grupo Aeroportuario del Pacifico, S. A. B de CV,				08/01/19, 2.530% total to be received $292,142
Class B (Mexico)	142,706	1,431,993		(collateralized by U.S. Treasuries, 0.000% -
Shanghai International Airport Co., Ltd., Class A				3.750%, 07/31/21 - 11/15/45, totaling $297,963)	292,121	292,121
(China)	247,669	2,957,683		Morgan Stanley & Co. LLC, dated 07/31/19, due
Total Industrials		10,271,415		08/01/19, 2.570% total to be received
Information Technology - 14.1%				$1,389,555 (collateralized by various
				U. S. Government Agency Obligations, 3.000% -
Delta Electronics, Inc. (Taiwan)	401,720	1,939,161		4.500%, 11/01/21 - 07/20/49, totaling $1,417,245)	1,389,456	1,389,456
Infosys, Ltd., Sponsored ADR (India)[1]	109,937	1,244,487
				RBC Dominion Securities, Inc. , dated 07/31/19,
Pagseguro Digital, Ltd., Class A (Brazil) *,1	29,014	1,261,529		due 08/01/19, 2.540% total to be received
Samsung Electronics Co., Ltd. (South Korea)	228,567	8,656,909		$1,389,554 (collateralized by various
				U. S. Government Agency Obligations, 3.000% -
SK Hynix, Inc. (South Korea)	49,592	3,174,589		7.000%, 02/01/37 - 05/20/49, totaling
Sunny Optical Technology Group Co., Ltd. (China)	110,700	1,280,067		$1,417,245)	1,389,456	1,389,456
Taiwan Semiconductor Manufacturing Co., Ltd.				Total Joint Repurchase Agreements		5,849,945
(Taiwan)	1,093,632	8,992,993
					Shares
Total Information Technology		26,549,735
				Other Investment Companies - 3.2%
Materials - 1.5%
				Dreyfus Government Cash Management Fund,
Grasim Industries, Ltd. (India)	81,413	929,012		Institutional Shares, 2.22%[4]	1,973,241	1,973,241
LG Chem, Ltd. (South Korea)	6,563	1,856,198		Dreyfus Institutional Preferred Government
Total Materials		2,785,210		Money Market Fund, Institutional Shares,
				2.29% [4]	1,973,240	1,973,240
Real Estate - 0.5%
Emaar Malls PJSC (United Arab Emirates)	1,566,234	903,970		JPMorgan U.S. Government Money Market Fund,
				IM Shares, 2.27% [4]	2,033,036	2,033,036
Total Common Stocks
(Cost $153,897,976)		181,964,981		Total Other Investment Companies		5,979,517
				Total Short-Term Investments
	Principal			(Cost $11,829,462)		11,829,462
	Amount
				Total Investments - 102.8%
Short-Term Investments - 6.3%				(Cost $165,727,438)		193,794,443
Joint Repurchase Agreements - 3.1%[3]				Other Assets, less Liabilities - (2.8)%		(5,205,134)
Cantor Fitzgerald Securities, Inc. , dated 07/31/19,				Net Assets - 100.0%		$ 188,589,309
due 08/01/19, 2.570% total to be received
$1,389,555 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 10.000%, 09/01/19 -
05/20/69, totaling $1,417,245)	$ 1,389,456	1,389,456

* Non-income producing security.			[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $9,395,931 or 5.0% of net assets, were out on				repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			[4] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
Obligations. See Notes to Schedules of Portfolio of Investments.			sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			ADR	American Depositary Receipt
security may be resold in transactions exempt from registration, normally to qualified			GDR	Global Depositary Receipt
buyers. At July 31, 2019, the value of these securities amounted to $618,769 or 0.3% of net assets.

10

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
		Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials		$ 19,376,578	$ 34,964,621	—	$ 54,341,199
Consumer Discretionary		17,206,882	18,868,922	—	36,075,804
Information Technology		2,506,016	24,043,719	—	26,549,735
Communication Services		8,143,148	12,712,288	—	20,855,436
Consumer Staples		5,298,968	12,101,411	—	17,400,379
Industrials		3,278,888	6,992,527	—	10,271,415
Health Care		4,805,044	3,013,717	—	7,818,761
Energy		956,839	4,006,233	—	4,963,072
Materials		—	2,785,210	—	2,785,210
Real Estate		903,970	—	—	903,970
Short-Term Investments
Joint Repurchase Agreements		—	5,849,945	—	5,849,945
Other Investment Companies		5,979,517	—	—	5,979,517
Total Investments in Securities		$ 68,455,850	$ 125,338,593	—	$ 193,794,443

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

	% of Long-Term			% of Long-Term
Country	Investments	Country			Investments
Brazil	7.9	Philippines			1.0
Chile	0.7	Poland			0.3
China	31.6	Russia			4.4
Colombia	1.2	South Africa			7.6
Hong Kong	1.8	South Korea			10.6
Hungary	1.7	Taiwan			8.1
India	8.8	Thailand			1.2
Indonesia	3.6	Turkey			0.8
Macau	1.5	United Arab Emirates			0.5
Mexico	4.1				100.0
Panama	1.0
Peru	1.6

11

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features
(generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

12

Notes to Schedules of Portfolio of Investments (continued)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at July 31, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG GW&K U. S. Small Cap Growth Fund	$ 6,766,061	$ 701,897	$ 6,254,372	$ 6,956,269
AMG GW&K Trilogy Emerging Wealth Equity Fund	4,366,689	1,084,062	3,458,928	4,542,990
AMG GW&K Trilogy Emerging Markets Equity Fund	9,395,931	5,849,945	4,039,698	9,889,643

The following table summarizes the securities received as collateral for securities lending at July 31, 2019:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG GW&K U. S. Small Cap Growth Fund	U. S. Treasury Obligations	0.000%-8.750%	08/20/19-05/15/49
AMG GW&K Trilogy Emerging Wealth Equity Fund	U. S. Treasury Obligations	0.000%-8.750%	08/20/19-05/15/49
AMG GW&K Trilogy Emerging Markets Equity Fund	U. S. Treasury Obligations	0.000%-8.750%	08/22/19-05/15/49

13

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 98.8%			The Procter & Gamble Co.	1,685	$ 198,897
Communication Services - 8.3%			Tyson Foods, Inc. , Class A	14,833	1,179,224
Activision Blizzard, Inc.	1,347	$ 65,653	US Foods Holding Corp.*	23,395	827,481
Alphabet, Inc. , Class A*	737	897,813	USANA Health Sciences, Inc.*	4,059	276,215
Alphabet, Inc. , Class C*	753	916,160	Total Consumer Staples		4,881,383
AT&T, Inc.	10,870	370,123	Energy - 3.9%
Comcast Corp., Class A	3,542	152,908	Cabot Oil & Gas Corp.	2,560	49,050
Facebook, Inc. , Class A *	5,790	1,124,592	Chevron Corp.	1,896	233,417
Glu Mobile, Inc. *,1	2,376	17,725	ConocoPhillips	3,451	203,885
Liberty Media Corp-Liberty SiriusXM, Class A *	18,940	788,472	Exxon Mobil Corp.	6,046	449,580
Liberty TripAdvisor Holdings, Inc. , Class A *	57,572	664,957	Marathon Petroleum Corp.	9,400	530,066
Netflix, Inc. *	1,035	334,295	Phillips 66	4,600	471,776
Sinclair Broadcast Group, Inc. , Class A	1,263	63,466	Valero Energy Corp.	5,800	494,450
TechTarget, Inc. *	4,156	95,671	W&T Offshore, Inc.*,1	67,152	301,512
Twitter, Inc. *	994	42,056	Total Energy		2,733,736
Verizon Communications, Inc.	2,924	161,609	Financials - 14.2%
			Arch Capital Group, Ltd. (Bermuda)*	34,958	1,352,525
The Walt Disney Co.	376	53,772
Zynga, Inc. , Class A*	8,227	52,488	Bank of America Corp.	10,240	314,163
Total Communication Services		5,801,760	Berkshire Hathaway, Inc., Class B *	10,187	2,092,716
Consumer Discretionary - 10.3%			Brown & Brown, Inc.	50,699	1,821,615
Aaron's, Inc.	411	25,914	Canadian Imperial Bank of Commerce (Canada)[1]	1,790	140,819
Amazon.com, Inc.*	1,001	1,868,647	Citigroup, Inc.	4,100	291,756
Best Buy Co., Inc.	2,515	192,473	Discover Financial Services	6,597	592,015
Crocs, Inc.*,1	54,519	1,245,759	Employers Holdings, Inc.	6,148	269,897
eBay, Inc.	5,519	227,328	Enterprise Financial Services Corp.	2,000	83,360
Gentex Corp.	33,888	929,209	Erie Indemnity Co., Class A [1]	2,000	445,540
Graham Holdings Co., Class B	662	491,687	Essent Group, Ltd.*	7,148	329,952
The Home Depot, Inc.	1,128	241,042	Everest Re Group, Ltd. (Bermuda)	2,200	542,608
International Speedway Corp., Class A	5,124	230,990	First Defiance Financial Corp.	2,962	85,069
K12, Inc. *	7,056	210,622	First Interstate BancSystem, Inc. , Class A	4,099	164,083
Lowe's Cos., Inc.	6,998	709,597	Houlihan Lokey, Inc.	763	35,098
Ross Stores, Inc.	2,546	269,952	JPMorgan Chase & Co.	6,852	794,832
Speedway Motorsports, Inc.	8,724	172,735	LegacyTexas Financial Group, Inc.	457	19,532
Standard Motor Products, Inc.	3,900	179,439	MGIC Investment Corp.*	10,932	140,476
Stoneridge, Inc.*	6,312	205,582	SEI Investments Co.	1,319	78,599
Total Consumer Discretionary		7,200,976	SunTrust Banks, Inc.	3,197	212,920
Consumer Staples - 7.0%			Wells Fargo & Co.	2,026	98,079
Central Garden & Pet Co.*,1	8,781	266,767	Total Financials		9,905,654
Central Garden & Pet Co., Class A *	11,889	327,542	Health Care - 13.2%
The Coca-Cola Co.	1,370	72,103	Agilent Technologies, Inc.	1,239	85,999
Medifast, Inc.[1]	7,404	826,657	Amgen, Inc.	6,280	1,171,722
National Beverage Corp.[1]	5,799	252,430	AngioDynamics, Inc.*	5,317	108,360
Performance Food Group Co. *	14,916	654,067	Anika Therapeutics, Inc. *	9,000	495,810

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Health Care - 13.2% (continued)			Information Technology - 23.6%
Assertio Therapeutics, Inc. *,1	5,612	$ 19,249	Appfolio, Inc., Class A*,1	2,427	$ 234,327
Atrion Corp.	251	193,144	Apple, Inc.	11,649	2,481,703
Biogen, Inc. *	1,735	412,618	CACI International, Inc., Class A*	3,421	736,028
Cardiovascular Systems, Inc. *	6,232	285,613	CDW Corp.	8,472	1,001,051
Centene Corp. *	21,505	1,120,195	Ciena Corp.*	4,571	206,701
Charles River Laboratories International, Inc. *	5,916	795,939	Cisco Systems, Inc.	2,865	158,721
Haemonetics Corp. *	570	69,586	Diodes, Inc.*	1,266	53,932
Horizon Therapeutics PLC *	4,155	103,418	FormFactor, Inc.*	6,751	113,282
IDEXX Laboratories, Inc. *	353	99,564	Intel Corp.	3,246	164,085
Johnson & Johnson	4,713	613,727	Lumentum Holdings, Inc.*,1	2,363	133,817
Lantheus Holdings, Inc. *	7,620	172,364	Mastercard, Inc., Class A	10,524	2,865,369
McKesson Corp.	1,199	166,601	Micron Technology, Inc.*	518	23,253
Merck & Co., Inc.	850	70,542	Microsoft Corp.	22,585	3,077,658
NextGen Healthcare, Inc. *	2,488	40,704	Oracle Corp.	583	32,823
OraSure Technologies, Inc.*	9,021	75,325	PC Connection, Inc.	1,741	56,948
Pfizer, Inc.	5,762	223,796	Progress Software Corp.	26,392	1,142,510
The Providence Service Corp. *	3,524	196,428	QAD, Inc., Class A	9,851	424,972
Simulations Plus, Inc.	1,181	45,846	Rudolph Technologies, Inc.*	11,599	312,245
UnitedHealth Group, Inc.	8,175	2,035,657	salesforce.com, Inc. *	1,696	262,032
WellCare Health Plans, Inc. *	2,003	575,362	ServiceNow, Inc. *	326	90,429
Total Health Care		9,177,569	Visa, Inc., Class A	16,260	2,894,280
Industrials - 10.0%			Total Information Technology		16,466,166
Alaska Air Group, Inc.	17,565	1,112,918	Materials - 2.4%
Allison Transmission Holdings, Inc.	22,675	1,041,916	AdvanSix, Inc. *	4,109	105,355
Atkore International Group, Inc. *	1,047	28,573	Graphic Packaging Holding Co.	25,299	375,943
The Boeing Co.	263	89,730	LyondellBasell Industries NV, Class A	7,700	644,413
Brady Corp., Class A	478	24,727	Silgan Holdings, Inc.	4,832	145,250
BWX Technologies, Inc. [1]	20,825	1,122,676	Stepan Co.	4,307	427,039
Continental Building Products, Inc. *	8,677	213,281	Total Materials		1,698,000
Delta Air Lines, Inc.	2,728	166,517	Real Estate - 3.4%
HEICO Corp., Class A	387	40,786	American Homes 4 Rent, Class A, REIT	11,900	288,099
Herman Miller, Inc.	11,489	520,911	American Tower Corp., REIT	481	101,789
Huntington Ingalls Industries, Inc.	5,779	1,319,346	Apartment Investment & Management Co.,
ICF International, Inc.	1,569	133,663	Class A, REIT	8,650	428,521
Kimball International, Inc. , Class B	1,313	22,768	Equity Commonwealth, REIT	1,867	62,694
Mesa Air Group Inc. *	2,630	26,931	PS Business Parks, Inc. , REIT	4,695	821,625
Rush Enterprises, Inc., Class B	5,151	202,949	The RMR Group, Inc. , Class A	14,222	700,291
			Total Real Estate		2,403,019
Southwest Airlines Co.	4,500	231,885
TriNet Group, Inc.*	835	61,406	Utilities - 2.5%
			American Water Works Co., Inc.	4,551	522,364
UniFirst Corp.	3,000	590,610
			Atlantic Power Corp.*	7,707	18,420
Total Industrials		6,951,593
			Evergy, Inc.	304	18,389

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares		Value
Utilities - 2.5% (continued)			Other Investment Companies - 1.2%
Hawaiian Electric Industries, Inc. [1]	10,503	$ 470,534	Dreyfus Government Cash Management Fund,
			Institutional Shares, 2.22%[3]		279,615	$ 279,615
OGE Energy Corp.	16,509	709,061
Total Utilities		1,738,768	Dreyfus Institutional Preferred Government
			Money Market Fund, Institutional Shares,
Total Common Stocks			2.29% [3]		279,616	279,616
(Cost $38,484,965)		68,958,624
			JPMorgan U.S. Government Money Market Fund,
	Principal		IM Shares, 2.27% [3]		288,089	288,089
	Amount		Total Other Investment Companies			847,320
Short-Term Investments - 1.9%			Total Short-Term Investments
Joint Repurchase Agreements - 0.7%[2]			(Cost $1,305,843)			1,305,843
BNP Paribas S. A. , dated 07/31/19, due 08/01/19,			Total Investments - 100.7%
2.530% total to be received $458,555			(Cost $39,790,808)			70,264,467
(collateralized by various U. S. Treasuries,			Other Assets, less Liabilities - (0.7)%			(514,912)
0.000% - 8.750%, 09/30/19 - 08/15/48, totaling
$467,693)	$ 458,523	458,523	Net Assets - 100.0%			$ 69,749,555

* Non-income producing security.			[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
[1] Some of these securities, amounting to $4,366,146 or 6.3% of net assets, were out on			sum of the previous seven days' dividends paid, expressed as an annual percentage.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			REIT Real Estate Investment Trust
Obligations. See Notes to Schedules of Portfolio of Investments.
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
			Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †			$ 68,958,624	—	—	$ 68,958,624
Short-Term Investments
Joint Repurchase Agreements			—	$ 458,523	—	458,523
Other Investment Companies			847,320	—	—	847,320
Total Investments in Securities			$ 69,805,944	$ 458,523	—	$ 70,264,467

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 75.4%			Renewable Energy Group, Inc.*	7,250	$ 98,527
Communication Services - 0.5%			Superior Energy Services, Inc. *	49,240	44,671
Activision Blizzard, Inc.	7,284	$ 355,022	Total Energy		1,494,576
Electronic Arts, Inc.*	69	6,383	Financials - 15.3%
Glu Mobile, Inc. *,1	5,875	43,827	American Financial Group, Inc.	5,532	566,366
Yelp, Inc.*,1	2,192	76,830	Blucora, Inc.*	1,519	45,479
Total Communication Services		482,062	Brighthouse Financial, Inc. *	156	6,110
Consumer Discretionary - 9.0%			Cathay General Bancorp	7,713	287,078
Aaron's, Inc.	952	60,024	Citizens Financial Group, Inc.	4,614	171,918
Barnes & Noble Education, Inc. *	40,632	142,212	Discover Financial Services	7,600	682,024
Collectors Universe, Inc.	15,110	358,258	Employers Holdings, Inc. [2]	28,408	1,247,111
Core-Mark Holding Co., Inc.	2,271	85,004	Financial Institutions, Inc.	2,167	66,722
Deckers Outdoor Corp. *,1	2,448	382,573	First American Financial Corp. [2]	22,313	1,290,138
eBay, Inc.[2]	29,391	1,210,615	First Defiance Financial Corp.	4,319	124,042
Fossil Group Inc.*	5,636	62,221	Great Western Bancorp, Inc.	7,568	255,950
frontdoor Inc.*	490	22,364	Huntington Bancshares, Inc.	422	6,013
Gentex Corp.[2]	56,648	1,553,288	MGIC Investment Corp.*,2	57,005	732,514
J. Jill, Inc.	6,245	13,364	Morningstar, Inc.	2,059	312,927
Meritage Homes Corp. *	14,339	900,633	Navient Corp. [1]	401	5,674
The Michaels Cos., Inc. *,1	33,996	233,553	NMI Holdings, Inc. , Class A*	8,905	221,556
NIKE, Inc., Class B	3,556	305,923	Pzena Investment Management, Inc., Class A	49,381	401,961
NVR, Inc.*	356	1,190,514	Radian Group, Inc.[2]	49,725	1,133,730
Penn National Gaming, Inc.*,1	8,690	169,629	Reinsurance Group of America, Inc.	2,653	413,656
Rent-A-Center, Inc. *	2,713	73,332	SEI Investments Co.[2]	22,259	1,326,414
ServiceMaster Global Holdings, Inc. *	8,296	441,596	Synchrony Financial	19,690	706,477
Sonos, Inc. *,1	2,980	32,333	T Rowe Price Group, Inc.	3,470	393,463
Taylor Morrison Home Corp., Class A *	26,726	601,869	Umpqua Holdings Corp.	68,832	1,201,807
Total Consumer Discretionary		7,839,305	Walker & Dunlop, Inc.	4,885	284,991
Consumer Staples - 3.2%			Western Alliance Bancorp*	3,136	155,044
BJ's Wholesale Club Holdings, Inc. *,1	6,675	157,263	WSFS Financial Corp.	29,600	1,254,152
Performance Food Group Co. *,2	24,671	1,081,823	Total Financials		13,293,317
Sprouts Farmers Market, Inc. *,1	2,052	34,741	Health Care - 4.7%
US Foods Holding Corp.*	34,924	1,235,262	Amedisys, Inc.*,2	2,808	387,195
USANA Health Sciences, Inc. *	3,906	265,803	Arrowhead Pharmaceuticals, Inc.*,1	1,800	52,308
Total Consumer Staples		2,774,892	Assertio Therapeutics, Inc. *	46,281	158,744
Energy - 1.7%			Biogen, Inc.*,2	3,348	796,221
ConocoPhillips	10,887	643,204	CareDx, Inc.*	1,740	57,020
CVR Energy, Inc.	4,267	226,450	Castlight Health Inc. , Class B *	19,326	31,115
Denbury Resources, Inc.*	15,131	17,098	Chemed Corp.	16	6,486
Evolution Petroleum Corp.	34,043	207,662	Eagle Pharmaceuticals, Inc. *	613	33,629
Hallador Energy Co.	21,228	113,782	Fluidigm Corp. *	11,753	138,098
Keane Group, Inc. *	19,685	123,819	Genomic Health, Inc.*	3,524	257,146
ProPetro Holding Corp. *	1,068	19,363	Glaukos Corp.*	1,140	93,115

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Health Care - 4.7% (continued)			Resideo Technologies, Inc.*	14,084	$ 265,624
HealthEquity, Inc. *	5,283	$ 433,100	Robert Half International, Inc.	7,780	469,990
HMS Holdings Corp. *	577	20,137	Southwest Airlines Co.	22,038	1,135,618
Hologic, Inc. *	4,202	215,353	The Toro Co. [2]	91	6,627
Horizon Therapeutics PLC *	85	2,116	TriNet Group, Inc.*	4,342	319,311
Inspire Medical Systems, Inc. *	753	50,925	TrueBlue, Inc. *	21,760	430,195
Ionis Pharmaceuticals, Inc. *,1	1,305	85,947	United Airlines Holdings, Inc. *	1,421	130,604
Lantheus Holdings, Inc. *	2,791	63,133	Wabash National Corp.	5,056	80,036
Masimo Corp.*	44	6,945	Werner Enterprises, Inc. [1]	12,935	428,795
Medpace Holdings, Inc. *,1	2,065	162,640	Total Industrials		12,808,822
Molina Healthcare, Inc. *	1,800	239,004	Information Technology - 5.4%
NextGen Healthcare, Inc. *	19,934	326,120	Cadence Design Systems, Inc. *	8,395	620,474
Novocure, Ltd. (Jersey) *	628	52,262	Ciena Corp.*	12,757	576,872
Omnicell, Inc. *	2,327	175,014	DSP Group, Inc.*	2,107	33,965
Supernus Pharmaceuticals, Inc. *,1	338	11,279	eGain Corp. *	6,352	49,164
Veracyte, Inc. *,1	2,150	60,996	Evo Payments, Inc. , Class A *	342	10,643
Vericel Corp. *,1	3,528	67,455	Extreme Networks, Inc. *	912	7,424
Voyager Therapeutics, Inc. *,1	3,168	69,728	F5 Networks, Inc.*	6,465	948,545
Total Health Care		4,053,231	GSI Technology, Inc.*	708	5,820
Industrials - 14.7%			Insight Enterprises, Inc. *	117	6,437
Allison Transmission Holdings, Inc. [2]	26,772	1,230,173	Intuit, Inc.	823	228,226
Atkore International Group, Inc. *,2	18,560	506,502	KEMET Corp.[1]	489	9,839
Avis Budget Group, Inc. *,2	9,837	357,968	Lattice Semiconductor Corp.*	6,339	122,596
Barrett Business Services, Inc.	619	54,163	Micron Technology, Inc.*	18,649	837,154
BMC Stock Holdings, Inc. *	23,815	503,687	ON Semiconductor Corp.*	17,383	373,908
Builders FirstSource, Inc. *	16,883	290,050	Progress Software Corp.	9,202	398,355
Commercial Vehicle Group, Inc. *	17,161	139,347	SMART Global Holdings, Inc.*	454	13,820
Continental Building Products, Inc. *,2	34,516	848,403	Tech Data Corp.*	60	6,080
Cummins, Inc.	915	150,060	Teradyne, Inc.	7,415	413,238
Deluxe Corp.	4,167	185,932	Viavi Solutions, Inc. *	1,379	20,230
EMCOR Group, Inc.[2]	6,301	531,741	Total Information Technology		4,682,790
Great Lakes Dredge & Dock Corp. *	9,523	102,182	Materials - 2.1%
HD Supply Holdings, Inc.*	14,833	600,885	Dow, Inc.	1	48
HEICO Corp., Class A	11,114	1,171,304	Minerals Technologies, Inc.	5,023	267,475
Herman Miller, Inc.	12,273	556,458	Newmont Mining Corp.	6,432	234,897
HNI Corp.	21,830	747,459	Silgan Holdings, Inc.	39,616	1,190,857
JetBlue Airways Corp. *	40,208	773,200	Trinseo, S. A.	4,406	170,997
Kimball International, Inc. , Class B	24,125	418,328	Total Materials		1,864,274
Korn Ferry	154	6,049	Real Estate - 12.2%
			Alexander & Baldwin, Inc. , REIT [2]	38,086	895,402
Marten Transport, Ltd.	5,864	117,691
Meritor, Inc. *	5,598	138,439	Altisource Portfolio Solutions, S.A. (Luxembourg) *	3,126	65,646
Mesa Air Group Inc. *	10,300	105,472	Apartment Investment & Management Co.,
			Class A, REIT [2]	24,308	1,204,218
Pitney Bowes, Inc. [1]	1,612	6,529

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

						Principal
	Shares	Value				Amount	Value
Real Estate - 12.2% (continued)			Short-Term Investments - 21.3%
Apple Hospitality REIT, Inc., REIT [2]	77,023	$ 1,210,031	Joint Repurchase Agreements - 0.1%[3]
DiamondRock Hospitality Co., REIT [2]	14,933	150,375	Bank of America Securities, Inc. , dated 07/31/19,
Douglas Emmett, Inc. , REIT	18,155	741,087	due 08/01/19, 2.540% total to be received
			$61,966 (collateralized by various
EastGroup Properties, Inc. , REIT	1,101	132,649	U. S. Treasuries, 0.125% - 3.125%, 07/15/22 -
First Industrial Realty Trust, Inc. , REIT [2]	30,115	1,150,092	02/15/49, totaling $63,201)			$ 61,962	$ 61,962

Gaming and Leisure Properties, Inc. , REIT	2,237	84,357				Shares
Lexington Realty Trust, REIT	55,621	548,979	Other Investment Companies - 21.2%
Marcus & Millichap, Inc. *,1	5,810	192,892
			Dreyfus Government Cash Management Fund,
PS Business Parks, Inc. , REIT [2]	7,892	1,381,100	Institutional Shares, 2.22%[4]			4,329,988	4,329,988
RE/MAX Holdings, Inc. , Class A	22,580	656,627	Morgan Stanley Institutional Liquidity Fund
			Prime Portfolio, Institutional Shares, 2.54% [4]			5,305,055	5,308,768
The RMR Group, Inc. , Class A2	19,705	970,274
Sunstone Hotel Investors, Inc. , REIT [2]	90,400	1,194,184	Dreyfus Institutional Preferred Government
			Money Market Fund, Institutional Shares,
Total Real Estate		10,577,913	2.29% [4]			4,329,988	4,329,988
Utilities - 6.6%			JPMorgan U.S. Government Money Market Fund,
ALLETE, Inc.[2]	3,315	288,239	IM Shares, 2.27% [4]			4,461,200	4,461,200
Ameren Corp.	15,852	1,199,838	Total Other Investment Companies				18,429,944
Atlantic Power Corp. *,2	292,185	698,322	Total Short-Term Investments
			(Cost $18,492,210)				18,491,906
Avangrid, Inc.	14,139	714,726
			Total Investments - 96.7%
Evergy, Inc.	110	6,654	(Cost $81,775,452)				84,122,704
IDACORP, Inc.[2]	12,133	1,238,294	Derivatives - 1.3%[5]				1,160,719
NorthWestern Corp.	2,740	191,581	Other Assets, less Liabilities - 2.0%				1,725,672
OGE Energy Corp.	26,012	1,117,215	Net Assets - 100.0%				$ 87,009,095
Portland General Electric Co.	5,556	304,747
Total Utilities		5,759,616
Total Common Stocks
(Cost $63,283,242)		65,630,798

* Non-income producing security.			[4] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
[1] Some of these securities, amounting to $1,914,617 or 2.2% of net assets, were out on			sum of the previous seven days' dividends paid, expressed as an annual percentage.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			[5] Includes Futures Contracts and Over-the-counter total return basket swaps. Please
Obligations. See Notes to Schedules of Portfolio of Investments.			refer to the Open Futures Contracts and Over-the-counter total return basket swap
[2] Security position is either entirely or partially held in a segregated account as			tables for the details.
collateral for swaps and futures contracts. As of July 31, 2019, value of securities held in			REIT Real Estate Investment Trust
the segregated account was $18,351,100.
[3] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

Open Futures Contracts
						Current	Value and
			Number of		Expiration	Notional	Unrealized
Description		Currency	Contracts	Position	Date	Amount	Gain/(Loss)
S&P 500 E-Mini FUT Index		USD	285	Long	09/20/19	$ 42,497,775	$ 1,307,572
S&P 500 E-Mini FUT Index		USD	1	Short	09/20/19	(149,115)	1,458
						Total	$ 1,309,030

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Over-the-counter total return basket swap
				Termination
Counterparty	Description		Notional	Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of long positions and receives or pays the
	1-Month LIBOR (+/- a spread).		$ 2,422,184	8/7/2020	$ (193,299)
					$ (193,299)
Components of over-the-counter total return basket swap
				Net Unrealized
				Appreciation/	% of
Reference Entity		Shares	Notional Value	(Depreciation)	Notional Value
Berry Global Group, Inc.		16,568	$ 898,763	$ (152,374)	37.1
Central Garden & Pet Co., Class A		315	8,423	255	0.3
Cutera, Inc.		2,542	62,584	2,390	2.6
Host Hotels & Resorts, Inc., REIT		29,287	518,966	(9,665)	21.4
Masco Corp.		16,990	711,806	(19,124)	29.4
MasterCraft Boat Holdings, Inc.		964	15,732	270	0.7
Myers Industries, Inc.		10,066	177,665	(14,898)	7.3
Travelzoo		2,276	28,245	387	1.2
Total long equity positions			—	(192,759)	100.0
Financing			—	(540)	—
		Total	$ 2,422,184	$ (193,299)	100.0
Over-the-counter total return basket swap
				Termination
Counterparty	Description		Notional	Date	Value
Morgan Stanley & Co.	The Fund pays the total return on a portfolio of short positions and receives the 1-Month LIBOR (+/-
	a spread).		$ (60,104,834)	8/7/2020	$ 44,988
					$ 44,988
Components of over-the-counter total return basket swap
				Net Unrealized
				Appreciation/	% of
Reference Entity		Shares	Notional Value	(Depreciation)	Notional Value
2U, Inc.		(5,944)	$ (218,978)	$ 142,895	0.4
3D Systems Corp.		(8,021)	(70,184)	(2,166)	0.1
Adesto Technologies Corp.		(17,407)	(146,722)	(1,586)	0.2
Aerie Pharmaceuticals, Inc.		(704)	(15,601)	345	0.0 #
Agios Pharmaceuticals, Inc.		(1,037)	(47,183)	(2,707)	0.1
AGNC Investment Corp.		(60,502)	(1,049,498)	12,494	1.7
Aimmune Therapeutics, Inc.		(9,667)	(178,936)	(7,154)	0.3
Albemarle Corp.		(13,968)	(1,045,505)	26,400	1.7
Alexandria Real Estate Equities, Inc.		(7,462)	(1,067,514)	(24,625)	1.8
Alnylam Pharmaceuticals, Inc.		(1,859)	(137,826)	(6,414)	0.2
Alpha & Omega Semiconductor, Ltd. (Bermuda)		(8,438)	(83,283)	(2,363)	0.1
Altus Midstream Co., Class A		(3,468)	(12,242)	1,110	0.0#

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/	% of
Reference Entity	Shares	Notional Value	(Depreciation)	Notional Value
Ambac Financial Group, Inc.	(62,780)	$ (1,117,484)	$ (26,368)	1.9
AMC Entertainment Holdings, Inc., Class A	(15,556)	(169,892)	(14,136)	0.3
Ameresco, Inc., Class A	(7,542)	(107,473)	0	0.2
American International Group, Inc.	(21,011)	(1,209,813)	33,407	2.0
American Realty Investors, Inc.	(2,331)	(36,340)	(303)	0.1
Annaly Capital Management, Inc.	(110,605)	(1,052,971)	(3,307)	1.8
Antero Midstream Corp.	(1,925)	(20,790)	3,234	0.0#
Applied Optoelectronics, Inc.	(11,450)	(107,552)	(7,062)	0.2
Aqua America, Inc.	(2,638)	(108,314)	(2,350)	0.2
AquaVenture Holdings, Ltd. (Virgin Islands, British)	(5,479)	(96,465)	2,062	0.2
Ares Management Corp., Class A	(5,935)	(172,530)	(1,068)	0.3
Argan, Inc.	(9,404)	(396,661)	9,686	0.7
Arlington Asset Investment Corp., Class A	(65,104)	(428,612)	228	0.7
Arlo Technologies, Inc.	(6,078)	(23,947)	(2,188)	0.0#
ARMOUR Residential REIT, Inc.	(55,992)	(1,050,046)	49,469	1.7
Assured Guaranty, Ltd. (Bermuda)	(231)	(10,111)	18	0.0#
B. Riley Financial, Inc.	(16,105)	(295,366)	(8,375)	0.5
Banc of California, Inc.	(58,123)	(891,996)	(16,466)	1.5
Banco Latinoamericano de Comercio Exterior, S. A. , Class E (Panama)	(33,727)	(720,918)	11,976	1.2
BB&T Corp.	(8,711)	(448,497)	(381)	0.7
Bio-Rad Laboratories, Inc. , Class A	(4)	(1,293)	34	0.0#
Bluebird Bio, Inc.	(1,196)	(167,476)	10,525	0.3
Bluerock Residential Growth REIT, Inc.	(14,349)	(165,949)	(3,226)	0.3
Boston Omaha Corp., Class A	(978)	(21,379)	694	0.0#
Briggs & Stratton Corp.	(67,246)	(651,614)	10,759	1.1
The Buckle, Inc.	(12,051)	(245,358)	121	0.4
Callon Petroleum Co.	(1,149)	(6,044)	391	0.0#
Cantel Medical Corp.	(1,339)	(107,908)	(15,655)	0.2
Cardlytics, Inc.	(2,932)	(85,849)	2,580	0.1
Carvana Co.	(11,105)	(728,821)	22,987	1.2
CatchMark Timber Trust, Inc. , Class A	(3,596)	(35,790)	(745)	0.1
Century Aluminum Co.	(21,623)	(158,280)	2,811	0.3
Charah Solutions, Inc.	(17,722)	(100,129)	7,975	0.2
Chipotle Mexican Grill, Inc.	(16)	(12,440)	(288)	0.0#
Clearwater Paper Corp.	(13,991)	(262,191)	(12,452)	0.4
CME Group, Inc.	(1,408)	(283,937)	10,194	0.5
Coeur Mining, Inc.	(86,797)	(413,041)	13,775	0.7
Colfax Corp.	(17,904)	(515,607)	20,024	0.9

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/	% of
Reference Entity	Shares	Notional Value	(Depreciation)	Notional Value
Colony Credit Real Estate, Inc.	(14,545)	$ (231,265)	$ (4,363)	0.4
comScore, Inc.	(21,438)	(76,105)	5,360	0.1
Concho Resources, Inc.	(4,739)	(486,054)	23,148	0.8
Concrete Pumping Holdings, Inc.	(13,961)	(56,123)	(419)	0.1
Coupa Software, Inc.	(1,361)	(192,078)	7,377	0.3
Craft Brew Alliance, Inc.	(7,514)	(117,820)	(225)	0.2
CVS Health Corp.	(8,118)	(451,945)	(1,607)	0.8
CyrusOne, Inc.	(9,470)	(537,233)	(6,345)	0.9
DASAN Zhone Solutions, Inc.	(1,079)	(11,405)	540	0.0#
Daseke, Inc.	(72,481)	(275,428)	7,248	0.5
DaVita, Inc.	(219)	(12,910)	(197)	0.0#
Deere & Co.	(6,093)	(1,016,983)	7,677	1.7
Diamond Offshore Drilling, Inc.	(64,329)	(513,989)	(67,545)	0.9
Diamondback Energy, Inc.	(2,141)	(217,097)	(4,346)	0.4
Dick's Sporting Goods, Inc.	(1,362)	(50,557)	(68)	0.1
Digimarc Corp.	(3,637)	(176,831)	12,511	0.3
Digital Realty Trust, Inc.	(8,976)	(1,056,475)	29,980	1.8
Dominion Energy, Inc.	(14,033)	(1,054,580)	12,068	1.8
Drive Shack, Inc.	(1,204)	(6,055)	(230)	0.0 #
Dynavax Technologies Corp.	(18,018)	(55,995)	6,265	0.1
eHealth, Inc.	(145)	(12,395)	(2,649)	0.0#
Energizer Holdings, Inc.	(18,032)	(716,952)	(41,834)	1.2
Equinix, Inc.	(463)	(234,305)	1,833	0.4
Equity Bancshares, Inc. , Class A	(3,039)	(79,166)	(1,337)	0.1
Exact Sciences Corp.	(62)	(7,241)	104	0.0#
Farmer Brothers Co.	(47,854)	(786,241)	9,092	1.3
Flotek Industries, Inc.	(32,677)	(98,358)	(1,961)	0.2
FMC Corp.	(5)	(427)	(5)	0.0#
Freeport-McMoRan, Inc.	(11,840)	(142,198)	11,248	0.2
Front Yard Residential Corp.	(58,971)	(707,699)	(543)	1.2
Gaia, Inc.	(116,489)	(688,695)	15,388	1.1
GAIN Capital Holdings, Inc.	(111,552)	(523,380)	48,168	0.9
General Dynamics Corp.	(964)	(180,644)	1,398	0.3
General Electric Co.	(25,513)	(266,101)	(510)	0.4
General Finance Corp.	(3,619)	(26,600)	(2,642)	0.0#
Gold Resource Corp.	(78,777)	(291,475)	8,665	0.5
The Goldman Sachs Group, Inc.	(3,387)	(751,135)	5,555	1.3
Goosehead Insurance, Inc. , Class A	(1,573)	(73,207)	2,406	0.1

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/	% of
Reference Entity	Shares	Notional Value	(Depreciation)	Notional Value
Grand Canyon Education, Inc.	(48)	$ (6,124)	$ 903	0.0#
The Greenbrier Cos., Inc.	(13,415)	(379,644)	(8,183)	0.6
Greenlight Capital Re, Ltd., Class A (Cayman Islands)	(24,904)	(211,039)	3,091	0.4
Griffon Corp.	(8,356)	(136,731)	110	0.2
GrubHub, Inc.	(1,216)	(88,756)	6,518	0.1
Guess?, Inc.	(17,609)	(297,416)	704	0.5
Hecla Mining Co.	(188,899)	(347,574)	(1,889)	0.6
Helios Technologies, Inc.	(12,915)	(613,098)	6,610	1.0
Hertz Global Holdings, Inc.	(1)	(16)	0	0.0#
Howard Bancorp, Inc.	(29,197)	(423,648)	(11,095)	0.7
The Howard Hughes Corp.	(9,140)	(1,214,432)	(19,468)	2.0
Hyster-Yale Materials Handling, Inc.	(5,518)	(302,734)	(38,499)	0.5
Immersion Corp.	(17,226)	(130,056)	(8,441)	0.2
Infinera Corp.	(15,479)	(56,909)	(2,840)	0.1
Interactive Brokers Group, Inc., Class A	(506)	(25,300)	(638)	0.0 #
International Flavors & Fragrances, Inc.	(7,732)	(1,125,315)	11,985	1.9
International Seaways, Inc. (Marshall Islands)	(337)	(5,884)	152	0.0 #
Intra-Cellular Therapies, Inc.	(1,285)	(10,203)	(527)	0.0 #
Iron Mountain, Inc.	(19,694)	(592,199)	12,998	1.0
Iteris, Inc.	(5,738)	(29,369)	(1,674)	0.0#
Kindred Biosciences, Inc.	(25,234)	(168,538)	(3,558)	0.3
Kirby Corp.	(13,168)	(954,548)	(77,296)	1.6
The Kraft Heinz Co.	(14,291)	(455,300)	(2,155)	0.8
KVH Industries, Inc.	(3,644)	(37,169)	364	0.1
Landec Corp.	(559)	(6,101)	(143)	0.0#
Leaf Group, Ltd.	(17,953)	(116,694)	7,181	0.2
LendingClub Corp.	(26,957)	(396,184)	(2,240)	0.7
LendingTree, Inc.	(181)	(64,076)	5,696	0.1
Lindsay Corp.	(13,009)	(1,171,721)	(14,960)	1.9
Live Oak Bancshares, Inc.	(5,726)	(111,457)	(29)	0.2
LSB Industries, Inc.	(2,066)	(7,690)	(2,619)	0.0 #
Lumber Liquidators Holdings, Inc.	(12,114)	(120,292)	14,052	0.2
The Macerich Co.	(31,647)	(1,045,630)	(304)	1.7
Macquarie Infrastructure Corp.	(482)	(19,878)	(96)	0.0 #
The Manitowoc Co., Inc.	(868)	(15,416)	(165)	0.0#
Markel Corp.	(217)	(239,952)	(1,771)	0.4
Marvell Technology Group, Ltd. (Bermuda)	(4,834)	(131,533)	4,592	0.2
Mattel, Inc.	(17,393)	(217,586)	(36,351)	0.4

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/	% of
Reference Entity	Shares	Notional Value	(Depreciation)	Notional Value
MBIA, Inc.	(82,171)	$ (777,338)	$ 10,682	1.3
Middlesex Water Co.	(1,270)	(76,759)	(2,781)	0.1
Motorcar Parts of America, Inc.	(12,093)	(219,004)	2,781	0.4
National Presto Industries, Inc.	(3,245)	(301,648)	3,205	0.5
The New Home Co., Inc.	(67,199)	(291,321)	11,773	0.5
New Residential Investment Corp.	(68,119)	(1,051,519)	(17,268)	1.8
NN, Inc.	(4,703)	(39,759)	1,147	0.1
Northwest Pipe Co.	(13,862)	(336,292)	12,476	0.6
Nutanix, Inc. , Class A	(359)	(8,419)	269	0.0#
Ocwen Financial Corp.	(112,706)	(225,412)	11,271	0.4
Office Properties Income Trust	(9,583)	(261,753)	(8,200)	0.4
Ooma, Inc.	(4,438)	(52,635)	(5,192)	0.1
Optinose, Inc.	(4,702)	(27,601)	2,351	0.0 #
Papa John's International, Inc.	(12,527)	(578,497)	22,048	1.0
PDL Community Bancorp	(13,787)	(196,603)	(1,654)	0.3
Penske Automotive Group, Inc.	(810)	(38,703)	1,468	0.1
Penumbra, Inc.	(114)	(20,717)	1,611	0.0#
PRA Group, Inc.	(14,156)	(428,256)	(12,420)	0.7
Precision BioSciences, Inc.	(468)	(5,981)	(42)	0.0#
ProAssurance Corp.	(6,033)	(222,135)	(13,695)	0.4
Pure Cycle Corp.	(7,219)	(78,471)	0	0.1
QUALCOMM, Inc.	(78)	(5,916)	209	0.0#
Redfin Corp.	(23,361)	(421,629)	196	0.7
Reliant Bancorp, Inc.	(663)	(15,846)	(636)	0.0#
REV Group, Inc.	(4,854)	(69,412)	(1,311)	0.1
Roku, Inc.	(421)	(45,001)	1,499	0.1
Safeguard Scientifics, Inc.	(28,178)	(330,579)	1,460	0.6
Safehold, Inc.	(1,350)	(45,150)	775	0.1
Sage Therapeutics, Inc.	(394)	(63,584)	410	0.1
Sarepta Therapeutics, Inc.	(226)	(33,360)	(280)	0.1
Savara, Inc.	(2,448)	(6,340)	122	0.0#
SEACOR Marine Holdings, Inc.	(5,727)	(78,002)	(2,634)	0.1
SemGroup Corp., Class A	(6,152)	(75,424)	(2,522)	0.1
Sempra Energy	(7,981)	(1,121,011)	40,144	1.9
Seritage Growth Properties	(11,447)	(458,829)	(19,312)	0.8
SharpSpring, Inc.	(15,613)	(154,881)	6,245	0.3
Ship Finance International, Ltd. (Norway)	(3,989)	(52,230)	(225)	0.1
Sientra, Inc.	(5,405)	(31,349)	(1,622)	0.1

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/	% of
Reference Entity	Shares	Notional Value	(Depreciation)	Notional Value
SL Green Realty Corp.	(12,863)	$ (1,049,235)	$ 6,303	1.7
Solid Biosciences, Inc.	(2,938)	(12,722)	(4,113)	0.0#
South Jersey Industries, Inc.	(6,440)	(214,194)	(5,088)	0.4
Stericycle, Inc.	(559)	(25,680)	(11)	0.0 #
Stratus Properties, Inc.	(8,835)	(241,991)	(7,333)	0.4
SunPower Corp.	(6,585)	(67,332)	(9,647)	0.1
Syros Pharmaceuticals, Inc.	(1,028)	(7,340)	(350)	0.0 #
Targa Resources Corp.	(10,536)	(427,607)	17,651	0.7
Tenneco, Inc. , Class A	(5,931)	(56,525)	2,909	0.1
Tesla, Inc.	(1,911)	(445,263)	(16,454)	0.7
Theravance Biopharma, Inc. (Cayman Islands)	(531)	(10,110)	(961)	0.0 #
Thor Industries, Inc.	(976)	(57,555)	(615)	0.1
Tile Shop Holdings, Inc.	(2,071)	(5,908)	544	0.0#
TiVo Corp.	(31,114)	(232,182)	(3,662)	0.4
TPI Composites, Inc.	(15,985)	(416,569)	7,833	0.7
TransDigm Group, Inc.	(2,058)	(1,020,888)	21,853	1.7
Trinity Industries, Inc.	(6,889)	(126,069)	(8,956)	0.2
Triumph Group, Inc.	(5,895)	(130,279)	(12,556)	0.2
Twilio, Inc. , Class A	(432)	(63,768)	3,672	0.1
Twin Disc, Inc.	(1,446)	(18,176)	723	0.0#
Uber Technologies, Inc.	(24,100)	(1,045,940)	30,366	1.7
Ubiquiti Networks, Inc.	(536)	(72,357)	3,358	0.1
United Parcel Service, Inc. , Class B	(1,474)	(174,300)	(1,798)	0.3
UroGen Pharma, Ltd. (Israel)	(284)	(9,085)	(599)	0.0 #
US Silica Holdings, Inc.	(9,904)	(107,458)	(29,811)	0.2
ViaSat, Inc.	(6,055)	(504,725)	10,697	0.8
ViewRay, Inc.	(2,233)	(21,040)	1,032	0.0#
Virtu Financial, Inc. , Class A	(7,486)	(159,949)	(2,348)	0.3
Vivint Solar, Inc.	(16,424)	(129,585)	(5,913)	0.2
Wabtec Corp.	(15,693)	(1,125,502)	(93,530)	1.9
The Walt Disney Co.	(7,177)	(1,013,895)	(12,488)	1.7
Wayfair, Inc. , Class A	(1,016)	(136,743)	3,485	0.2
Welltower, Inc.	(4,684)	(387,476)	(1,858)	0.6
White Mountains Insurance Group, Ltd. (Bermuda)	(617)	(656,001)	(7,891)	1.1
WillScot Corp.	(38,582)	(597,249)	(16,976)	1.0
WisdomTree Investments, Inc.	(66,021)	(416,592)	7,262	0.7
Wyndham Hotels & Resorts, Inc.	(4,984)	(285,832)	3,987	0.5
Zillow Group, Inc. , Class A	(2,769)	(134,961)	(3,046)	0.2

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)

Components of over-the-counter total return basket swap (continued)
			Net Unrealized
			Appreciation/		% of
Reference Entity	Shares	Notional Value	(Depreciation)	Notional Value
Zillow Group, Inc. , Class C	(5,647)	$ (277,098)	$ (5,026)		0.5
Zuora, Inc. , Class A	(691)	(10,572)	200		0.0#
Total short equity positions		—	67,222		100.0
Financing		—	(22,234)		—
	Total	$ (60,104,834)	$ 44,988		100.0
#Less than 0.05% or (0.05%).
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
		Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †		$ 65,630,798	—	—	$ 65,630,798
Short-Term Investments
Joint Repurchase Agreements		—	$ 61,962	—	61,962
Other Investment Companies		18,429,944	—	—	18,429,944
Total Investments in Securities		$ 84,060,742	$ 61,962	—	$ 84,122,704
Financial Derivative Instruments - Assets
Equity Futures Contracts		$ 1,309,030	—	—	$ 1,309,030
Equity Swap Contracts		—	$ 44,988	—	44,988
Financial Derivative Instruments - Liabilities
Equity Swap Contracts		—	(193,299)	—	(193,299)
Total Financial Derivative Instruments		$ 1,309,030	$ (148,311)	—	$ 1,160,719

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

					Principal
	Shares	Value			Amount	Value

Exchange Traded Funds - 52.1%			U. S. Government Obligation - 7.4%
iShares Global Infrastructure ETF	17,701	$ 800,970	U. S. Treasury Bills, 0.713%, 09/12/19 [3,4]
iShares iBoxx $ High Yield Corporate Bond ETF[1]	116,298	10,109,785	(Cost $3,988,914)		$ 4,000,000	$ 3,988,914

iShares TIPS Bond ETF[1]	83,479	9,620,120	Short-Term Investments - 31.4%
Materials Select Sector SPDR Fund	13,810	805,675	Joint Repurchase Agreements - 0.3%[5]
SPDR Citi International Government			HSBC Securities USA, Inc., dated 07/31/19, due
Inflation-Protected Bond ETF [1]	39,783	2,185,678	08/01/19, 2.530% total to be received $193,132
VanEck Vectors Gold Miners ETF [2]	28,614	758,271	(collateralized by various U.S. Treasuries,
			0.000% - 3.750%, 07/31/21 - 11/15/45, totaling
VanEck Vectors Natural Resource ETF	22,706	815,146	$196,980)		193,118	193,118
Vanguard Global ex-U.S. Real Estate ETF	4,952	286,127	U. S. Government and Agency Obligation -
Vanguard REIT ETF[1]	28,511	2,534,343	7.4%
Total Exchange Traded Funds			United States Treasury Bill, 2.061%, 12/05/19 [4]		4,000,000	3,971,589
(Cost $26,760,453)		27,916,115
					Shares
	Notes		Other Investment Companies - 23.7%
Exchange Traded Notes - 9.8%
			Dreyfus Government Cash Management Fund,
Deutsche Bank AG, PowerShares DB Gold Double			Institutional Shares, 2.22%[6]		4,185,057	4,185,057
Long, 02/15/38*	40,317	1,096,219
			Dreyfus Institutional Preferred Government
iPath Bloomberg Commodity Index Total Return			Money Market Fund, Institutional Shares,
ETN, 06/12/36 *	85,188	1,872,432	2.29% [6]		4,185,057	4,185,057
Swedish Export Credit Corp., ELEMENTS Linked to			JPMorgan U.S. Government Money Market Fund,
the Rogers International Commodity Index			IM Shares, 2.27% [6]		4,311,876	4,311,876
Total Return, 10/24/22 *,2	414,058	2,136,539
			Total Other Investment Companies			12,681,990
VelocityShares 3x Long Crude Oil ETN,			Total Short-Term Investments
02/09/32*,2	8,558	122,551
			(Cost $16,847,528)			16,846,697
Total Exchange Traded Notes			Total Investments - 101.0%
(Cost $5,284,607)		5,227,741	(Cost $53,271,964)			54,139,756
			Derivatives - 1.6%[7]			870,674
Purchased Options - 0.3%			Other Assets, less Liabilities - (2.6)%			(1,416,869)
(See Open Purchased Options schedule)			Net Assets - 100.0%			$ 53,593,561
(Cost $390,462)		160,289

* Non-income producing security.			[6] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
[1] Some or all of these securities were held as collateral for written options as of July 31,			sum of the previous seven days' dividends paid, expressed as an annual percentage.
2019, amounting to $12,563,419 or 23.4% of net assets.			[7] Includes Written Options and Futures Contracts. Please refer to the Open Written
[2] Some of these securities, amounting to $446,368 or 0.8% of net assets, were out on			Options and Open Futures Contracts tables for the details.
loan to various borrowers and are collateralized by cash. See Notes to Schedules of			ETF	Exchange Traded Fund
Portfolio of Investments.			ETN	Exchange Traded Notes
[3] Some or all of this security is held as collateral for futures contracts. The market value			REIT	Real Estate Investment Trust
of collateral at July 31, 2019, amounted to $2,991,686, or 5.6% of net assets.			SPDR	Standard & Poor's Depositary Receipt
[4] Represents yield to maturity at July 31, 2019.
			TIPS	Treasury Inflation-Protected Securities
[5] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

Open Purchased Options
			Number of	Notional
Description	Strike Price	Expiration Date	Contracts	Amount	Cost	Value
EURO STOXX 50 (Put)	3,125	08/16/19	64	$ 2,000,000	$ 24,072	$ 992
EURO STOXX 50 (Put)	3,200	09/20/19	67	2,144,000	20,295	9,345
EURO STOXX 50 (Put)	3,225	10/18/19	62	1,999,500	20,949	18,257
S&P 500 Index (Put)	2,650	08/16/19	26	6,890,000	97,815	3,250
S&P 500 Index (Put)	2,665	08/16/19	7	1,865,500	22,730	1,400
S&P 500 Index (Put)	2,690	09/20/19	33	8,877,000	107,419	23,100
S&P 500 Index (Put)	2,750	09/20/19	1	275,000	3,027	1,435
S&P 500 Index (Put)	2,800	10/18/19	34	9,520,000	94,155	102,510
				Total	$ 390,462	$ 160,289
Open Written Options
			Number of	Notional
Description	Strike Price	Expiration Date	Contracts	Amount	Premium	Value
EURO STOXX 50 (Call)	3,600	08/16/19	64	$ 2,304,000	$ 8,924	$ (850)
EURO STOXX 50 (Call)	3,700	09/20/19	67	2,479,000	5,516	(1,632)
EURO STOXX 50 (Call)	3,700	10/18/19	62	2,294,000	7,856	(4,530)
EURO STOXX 50 (Put)	3,025	08/16/19	64	1,936,000	15,281	(496)
EURO STOXX 50 (Put)	3,125	09/20/19	67	2,093,750	14,238	(6,156)
EURO STOXX 50 (Put)	3,125	10/18/19	62	1,937,500	13,255	(11,256)
S&P 500 Index (Call)	3,055	08/16/19	26	7,943,000	20,745	(10,920)
S&P 500 Index (Call)	3,060	08/16/19	7	2,142,000	5,235	(2,170)
S&P 500 Index (Call)	3,105	09/20/19	33	10,246,500	27,123	(29,700)
S&P 500 Index (Call)	3,160	09/20/19	1	316,000	834	(245)
S&P 500 Index (Call)	3,230	10/18/19	34	10,982,000	17,948	(9,010)
S&P 500 Index (Put)	2,580	08/16/19	26	6,708,000	71,965	(3,445)
S&P 500 Index (Put)	2,595	08/16/19	7	1,816,500	16,400	(1,015)
S&P 500 Index (Put)	2,620	09/20/19	33	8,646,000	78,108	(16,665)
S&P 500 Index (Put)	2,680	09/20/19	1	268,000	2,188	(930)
S&P 500 Index (Put)	2,730	10/18/19	34	9,282,000	69,628	(78,030)
				Total	$ 375,244	$ (177,050)
Open Futures Contracts
					Current	Value and
		Number of		Expiration	Notional	Unrealized
Description	Currency	Contracts	Position	Date	Amount	Gain/(Loss)
ASX SPI 200 Index	AUD	20	Long	09/19/19	$ 2,308,676	$ 96,363
Australia 10-Year Bond	AUD	70	Long	09/16/19	6,951,687	137,019
Canadian 10-Year Bond	CAD	65	Long	09/19/19	7,008,751	35,090
EURO STOXX 50	EUR	147	Long	09/20/19	5,633,693	30,741
FTSE 100 Index	GBP	15	Long	09/20/19	1,374,590	27,592
Hang Seng Index	HKD	6	Long	08/29/19	1,063,738	(31,295)
MSCI Emerging Markets Index	USD	84	Long	09/20/19	4,307,520	66,045
Russell 2000® Mini Index	USD	72	Long	09/20/19	5,676,120	170,525

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

						Current		Value and
			Number of		Expiration	Notional		Unrealized
Description		Currency	Contracts	Position	Date	Amount		Gain/(Loss)
S&P 500 E-Mini FUT Index		USD	13	Long	09/20/19	$ 1,938,495		$ 60,565
S&P/TSX 60 Index		CAD	13	Long	09/19/19	1,927,640		9,817
TOPIX Index		JPY	11	Long	09/12/19	1,583,418		22,144
U. K. 10-Year Gilt		GBP	56	Long	09/26/19	9,045,944		235,562
U. S. Treasury 10-Year Note (CBT)		USD	135	Long	09/19/19	17,201,954		187,556
						Total		$ 1,047,724
CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
					Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds †					$ 27,916,115	—	—	$ 27,916,115
Exchange Traded Notes †					5,227,741	—	—	5,227,741
Purchased Options
Equity Contracts					160,289	—	—	160,289
U. S. Government Obligation					—	$ 3,988,914	—	3,988,914
Short-Term Investments
Joint Repurchase Agreements					—	193,118	—	193,118
U. S. Government and Agency Obligation					—	3,971,589	—	3,971,589
Other Investment Companies					12,681,990	—	—	12,681,990
Total Investments in Securities					$ 45,986,135	$ 8,153,621	—	$ 54,139,756
Financial Derivative Instruments - Assets
Equity Futures Contracts					$ 483,792	—	—	$ 483,792
Interest Rate Futures Contracts					595,227	—	—	595,227
Financial Derivative Instruments - Liabilities
Equity Written Options and Futures Contracts					(208,345)	—	—	(208,345)
Total Financial Derivative Instruments					$ 870,674	—	—	$ 870,674

† All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities including exchange traded notes, exchange traded funds and short sales traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features
(generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments
(including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation
Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the
“Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Notes to Schedules of Portfolio of Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at July 31, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG FQ Tax-Managed U. S. Equity Fund	$ 4,366,146	$ 458,523	$ 4,021,730	$ 4,480,253
AMG FQ Long-Short Equity Fund	1,914,617	61,962	1,913,721	1,975,683
AMG FQ Global Risk-Balanced Fund	446,368	193,118	283,947	477,065

The following table summarizes the securities received as collateral for securities lending at July 31, 2019:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG FQ Tax-Managed U. S. Equity Fund	U. S. Treasury Obligations	0.000%-8.750%	08/15/19-05/15/49
AMG FQ Long-Short Equity Fund	U. S. Treasury Obligations	0.000%-8.750%	08/15/19-05/15/49
AMG FQ Global Risk-Balanced Fund	U.S. Treasury Obligations	0.000%-4.500%	08/20/19-02/15/45

18